   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 18, 2004

                                                              File No. 033-45671
                                                               File No. 811-6557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 57                        [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 59                               [X]

                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                      W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                   Morgan, Lewis & Bockius LLP
One Oxford Centre                              1111 Pennsylvania Avenue, NW
Pittsburgh, PA  15219-6401                       Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] On [date] pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On [date] pursuant to paragraph (a)(1)
             [X] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On [date] pursuant to paragraph (a) of Rule 485

                                                                           DRAFT

                                STI CLASSIC FUNDS

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2005

                  CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE
                                MONEY MARKET FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                           DRAFT

ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Municipal Cash Reserve Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

                                                                                         PAGE
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE
    MONEY MARKET FUND..............................................................   XXX
    FUND SUMMARY...................................................................   XXX
    INVESTMENT STRATEGY............................................................   XXX
    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?.........................   XXX
    PERFORMANCE INFORMATION........................................................   XXX
    FUND FEES AND EXPENSES.........................................................   XXX
MORE INFORMATION ABOUT RISK........................................................   XXX
MORE INFORMATION ABOUT FUND INVESTMENTS............................................   XXX
INVESTMENT ADVISER ................................................................   XXX
PORTFOLIO MANAGER..................................................................   XXX
PURCHASING AND SELLING FUND SHARES.................................................   XXX
DIVIDENDS AND DISTRIBUTIONS........................................................   XXX
TAXES..............................................................................   XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    STI CLASSIC FUNDS..............................................................   Back Cover

[INSERT ICONS HERE]

                                                                           DRAFT

                  CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE
                                MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current interest income exempt from federal income
                                    taxes, while preserving capital and liquidity

INVESTMENT FOCUS                    Municipal money market instruments

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without added risk by
                                    analyzing credit quality

INVESTOR PROFILE                    Conservative investors who want to receive current tax-
                                    exempt income from their investment

INVESTMENT STRATEGY

The Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income tax. Up to 100% of the Fund's net assets may be invested in securities subject to the alternative minimum tax. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

In addition, the Fund intends to invest in restricted securities which are securities that are restricted as to resale. While the Fund intends to invest in those restricted securities the Fund believes present minimal liquidity risk, it is possible that these investments could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing those securities.

                                                                           DRAFT

PERFORMANCE INFORMATION

The Fund is new and, therefore, does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             INSTITUTIONAL SHARES
Investment Advisory Fees                           0.15%
Other Expenses*                                    0.05%
                                                   ----
Total Annual Operating Expenses                    0.20%
Waivers and Expense Reimbursements**               x.xx%
Net Expenses                                       x.xx%

---------------------
* Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.17%. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                          3 YEARS
$[     ]                        $[      ]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                           DRAFT

MORE INFORMATION ABOUT RISK

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

MUNICIPAL ISSUER RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

                                                                           DRAFT

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of [June 30, 2005], Trusco had $[ ] in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive 0.15% as a percentage of the Fund's daily net assets.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained, at no additional charge, by contacting the STI Classic Funds at 1-800-249-3680, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the Fund since its inception. He has more than 10 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Fund.

                                                                           DRAFT

HOW TO PURCHASE FUND SHARES

The Fund offers Institutional Shares primarily to various institutional investors (including banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial intermediaries) for their own customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

[Need to add disclosure about signature guarantees and acceptable purchases]

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order in proper form before 10:30 a.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Also, the Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before the Fund calculate its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR OTHER INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTIONS' OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION OR INTERMEDIARY DIRECTLY.

                                                                           DRAFT

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or the Adviser determines in good faith that the amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 a share, although the Fund cannot guarantee this.

NET ASSET VALUE

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

MINIMUM PURCHASES

To purchase shares of the Fund for the first time, you must invest at least [$5,000,000]. The Fund may accept investments of smaller amounts at its discretion.

                                                                           DRAFT

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, social security number or tax identification number. You may also be asked for other information that will allow the Fund to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

                                                                           DRAFT

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting the Fund. If you are a customer of a financial institution or other intermediary you must contact that institution or intermediary directly for information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request.

Redemption orders must be received by the Fund on any Business Day before 2:00 p.m., Eastern Time. Orders received after 2:00 p.m. Eastern Time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

                                                                           DRAFT

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a policy and procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                                           DRAFT

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable. The Fund expects to pay "exempt interest dividends" that are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security of Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                           DRAFT

PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-249-3680.

                                                                           DRAFT

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Fund
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

FROM THE FUND'S WEBSITE:  www.sticlassicfunds.com

                                                                           DRAFT

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                          LIFE VISION TARGET DATE FUNDS
                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2005
                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                    (ADVISER)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of each Life Vision Target Date Fund (Funds) that you should know before investing. Please read this prospectus and keep it for future reference. This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Funds, please see:

                                                                                    PAGE
LIFE VISION TARGET DATE 2015 FUND..........................................                  XXX
LIFE VISION TARGET DATE 2025 FUND..........................................                  XXX
LIFE VISION TARGET DATE 2035 FUND..........................................                  XXX
MORE INFORMATION ABOUT RISK................................................                  XXX
MORE INFORMATION ABOUT FUND INVESTMENTS....................................                  XXX
INVESTMENT ADVISER ........................................................                  XXX
PORTFOLIO MANAGERS.........................................................                  XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................                  XXX
DIVIDENDS AND DISTRIBUTIONS................................................                  XXX
TAXES......................................................................                  XXX
PRIVACY POLICY.............................................................    Inside Back Cover
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    STI CLASSIC FUNDS......................................................           Back Cover

[INSERT ICONS HERE]

CUSIP/TICKER SYMBOLS

            FUND NAME                  CLASS     INCEPTION*     TICKER     CUSIP
---------------------------------     --------   ---------      ------     -----
Life Vision Target Date 2015 Fund     A Shares    8/1/2005
Life Vision Target Date 2015 Fund     C Shares    8/1/2005
Life Vision Target Date 2025 Fund     A Shares    8/1/2005
Life Vision Target Date 2025 Fund     C Shares    8/1/2005
Life Vision Target Date 2035 Fund     A Shares    8/1/2005
Life Vision Target Date 2035 Fund     C Shares    8/1/2005

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LIFE VISION 2015 FUND

FUND SUMMARY

INVESTMENT GOAL                         High total return

INVESTMENT FOCUS                        Equity funds, fixed income funds, and money market funds

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Investing pursuant to an asset allocation
                                        strategy in a combination in STI Classic equity,
                                        fixed income and money market funds

INVESTOR PROFILE                        Investors who expect to retire around the year 2015

INVESTMENT STRATEGY

The Life Vision Target Date 2015 Fund (2015 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2015 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date (i.e.
2017), it is expected that the 2015 Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2015 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2015 Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2015 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2015 Fund will have exposure, the STI Classic Funds (and EFTs, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or EFT, if applicable). The information represents the initial target allocation of the 2015 Fund as of August 1, 2005 but will vary over time.

  ASSET CLASS                SECTOR                      FUND              TARGET ALLOCATION
----------------     ----------------------     ----------------------     -----------------
STOCKS  75%          Large-cap growth           Capital Appreciation            18.5%
                                                Fund
                                                Aggressive Growth                4.6%
                                                Stock Fund

                     Large-cap value            Growth and Income               15.7%
                                                Fund
                                                Value Income Stock              10.5%
                                                Fund

                     Multi-cap                  Strategic Quantitative           3.1%
                                                Equity Fund

                     Mid-cap growth             Mid-Cap Equity Fund              3.1%

                     Mid-cap value              Mid-Cap Value                    3.1%
                                                Equity Fund

                     Small cap growth           Small-Cap Growth                 1.3%
                                                Stock Fund
                                                Emerging Growth                  0.7%
                                                Stock Fund

                     Small cap value            iShares(R) Russell               2.1%
                                                2000 Value Index
                                                Fund*

                     International              International Equity            12.3%
                                                Index Fund
FIXED INCOME 23%

                     Investment grade bonds     Classic Institutional           21.3%
                                                Core Bond Fund

                     High yield bonds           Seix High Yield Fund             1.7%
CASH   2%                                       Prime Quality Money              2.0%
                                                Market Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2015 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2015 invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic

Funds in which the 2015 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The risks of investing in the 2015 Fund will directly correspond to the risks of investing in the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2015 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2015 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2015 Fund.

The 2015 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2015 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies underlying the STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2015 FUND INVESTS IN STI CLASSIC BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2015 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2015 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2015 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2015 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     A SHARES        C SHARES
Maximum Sales Charge Imposed on Purchases                              5.75%          None
  (as a percentage of offering price)*
Maximum Deferred Sales Charge (as a percentage of net asset            None           1.00%
   value)**
Redemption Fee (as a percentage of net asset value)***                 2.00%          2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        A SHARES       C SHARES
                                                        --------       --------
Investment Advisory Fees                                  0.10%           0.10%
Distribution and Service (12b-1) Fees                     0.25%           1.00%
Other Expenses*                                           0.10%           0.10%
                                                          ----            ----
Total Annual Operating Expenses                           0.45%           1.20%
                                                          ----            ----
Fee Waivers and Expense Reimbursements**                  x.xx%           x.xx%
                                                          ----            ----
Net Expenses                                              x.xx%           x.xx%

--------------------
* Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding x.xx% for A Shares and x.xx% for C Shares. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2015 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2015 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for A Shares would be x.xx% before waivers and x.xx% after waivers and for C Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2015 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2015 Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2015 Fund would be:

If you sell your shares at the end of the period:

                          1 YEAR         3 YEARS
A Shares                   $xxx            $xxx
C Shares                   $xxx            $xxx

If you do not sell your shares at the end of the period:

                          1 YEAR         3 YEARS
A Shares                   $xxx            $xxx
C Shares                   $xxx            $xxx

These costs are all inclusive representing both direct 2015 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for A Shares and xxx % for C Shares):

If you sell your shares at the end of the period:

                          1 YEAR         3 YEARS
A Shares                   $xxx            $xxx
C Shares                   $xxx            $xxx

If you do not sell your shares at the end of the period:

                          1 YEAR         3 YEARS
A Shares                   $xxx            $xxx
C Shares                   $xxx            $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2015 Fund's expenses in the table above are shown as a percentage of the 2015 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION 2025 FUND

FUND SUMMARY

INVESTMENT GOAL                            High total return

INVESTMENT FOCUS                           Equity funds, fixed income funds, and money market funds

SHARE PRICE VOLATILITY                     Moderate

PRINCIPAL INVESTMENT STRATEGY              Investing pursuant to an asset allocation strategy
                                           in a combination in STI Classic equity, fixed
                                           income and money market funds

INVESTOR PROFILE                           Investors who expect to retire around the year 2025

INVESTMENT STRATEGY

The Life Vision Target Date 2025 Fund (2025 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2025 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date i.e.
2027), it is expected that the 2025 Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2025 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2025 Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2025 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2025 Fund will have exposure, the STI Classic Funds (and EFTs, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or EFT, if applicable). The information represents the initial target allocation of the 2025 Fund as of August 1, 2005 but will vary over time.

  ASSET CLASS                SECTOR                       FUND                TARGET ALLOCATION
---------------      ----------------------      ----------------------       -----------------
STOCKS  92.1%        Large-cap growth            Capital Appreciation                22.7%
                                                 Fund
                                                 Aggressive Growth                    5.7%
                                                 Stock Fund

                     Large-cap value             Growth and Income                   19.3%
                                                 Fund
                                                 Value Income Stock                  12.9%
                                                 Fund

                     Multi-cap                   Strategic Quantitative               3.8%
                                                 Equity Fund

                     Mid-cap growth              Mid-Cap Equity Fund                  3.8%

                     Mid-cap value               Mid-Cap Value                        3.8%
                                                 Equity Fund

                     Small cap growth            Small-Cap Growth                     1.6%
                                                 Stock Fund
                                                 Emerging Growth                      0.9%
                                                 Stock Fund

                     Small cap value             iShares(R) Russell                   2.5%
                                                 2000 Value Index
                                                 Fund *

                     International               International Equity                15.1%
                                                 Index Fund
FIXED INCOME 6%

                     Investment grade bonds      Classic Institutional                5.6%
                                                 Core Bond Fund

                     High yield bonds            Seix High Yield Fund                 0.4%

CASH 2%                                          Prime Quality Money                  2.0%
                                                 Market Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2025 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2025 invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic

Funds in which the 2025 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The risks of investing in the 2025 Fund will directly correspond to the risks of investing in the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2025 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2025 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2025 Fund.

The 2025 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2025 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the underlying STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2025 FUND INVESTS IN STI CLASSIC BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2025 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2025 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2025 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2025 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                               A SHARES     C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage of                    5.75%        None
offering price)*
Maximum Deferred Sales Charge (as a percentage of net asset value)**             None         1.00%
Redemption Fee (as a percentage of net asset value)***                           2.00%        2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                A SHARES    C SHARES
Investment Advisory Fees                                                          0.10%        0.10%
Distribution and Service (12b-1) Fees                                             0.25%        1.00%
Other Expenses*                                                                   0.10%        0.10%
                                                                                  ----         ----
Total Annual Operating Expenses                                                   0.45%        1.20%
                                                                                  ----         ----
Fee Waivers and Expense Reimbursements**                                          x.xx%        x.xx%
                                                                                  ----         ----
Net Expenses                                                                      x.xx%        x.xx%

-----------------------------
      Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding x.xx% for A Shares and x.xx% for C Shares. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2025 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2025 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for A Shares would be x.xx% before waivers and x.xx% after waivers and for C Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2025 Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2025 Fund would be:

If you sell your shares at the end of the period:

               1 YEAR   3 YEARS
A Shares        $xxx      $xxx
C Shares        $xxx      $xxx

If you do not sell your shares at the end of the period:

               1 YEAR   3 YEARS
A Shares        $xxx      $xxx
C Shares        $xxx      $xxx

These costs are all inclusive representing both direct 2025 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for A Shares and xxx % for C Shares):

If you sell your shares at the end of the period:

               1 YEAR   3 YEARS
A Shares        $xxx      $xxx
C Shares        $xxx      $xxx

If you do not sell your shares at the end of the period:

               1 YEAR   3 YEARS
A Shares        $xxx      $xxx
C Shares        $xxx      $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2025 Fund's expenses in the table above are shown as a percentage of the 2025 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION 2035 FUND

FUND SUMMARY

INVESTMENT GOAL                            High total return

INVESTMENT FOCUS                           Equity funds, fixed income funds, money market
                                           funds

SHARE PRICE VOLATILITY                     Moderate

PRINCIPAL INVESTMENT STRATEGY              Investing pursuant to an asset allocation strategy
                                           in a combination in STI Classic equity, fixed
                                           income and money market funds

INVESTOR PROFILE                           Investors who expect to retire around the year 2035

INVESTMENT STRATEGY

The Life Vision Target Date 2035 Fund (2035 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2035 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date i.e.
2037), it is expected that the 2035 Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2035 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2035 Fund's assets in one or more ETFs to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2035 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2035 Fund will have exposure, the STI Classic Funds (and EFTs, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or EFT, if applicable). The information represents the initial target allocation of the 2035 Fund as of August 1, 2005 but will vary over time.

  ASSET CLASS                SECTOR                       FUND                TARGET ALLOCATION
---------------      ----------------------      ----------------------       -----------------
STOCKS 95%           Large-cap growth            Capital Appreciation               23.4%
                                                 Fund
                                                 Aggressive Growth                   5.9%
                                                 Stock Fund

                     Large-cap value             Growth and Income                  19.9%
                                                 Fund
                                                 Value Income Stock Fund            13.3%


                     Multi-cap                   Strategic Quantitative              3.9%
                                                 Equity Fund

                     Mid-cap growth              Mid-Cap Equity                      3.9%
                                                 Fund
                     Mid-cap value               Mid-Cap Value                       3.9%
                                                 Equity Fund

                     Small cap growth            Small-Cap Growth                   1.7%
                                                 Stock Fund
                                                 Emerging Growth                     0.9%
                                                 Stock Fund

                     Small cap value             iShares(R) Russell                  2.6%
                                                 2000 Value Index
                                                 Fund*

                     International               International Equity               15.6%
                                                 Index Fund
FIXED INCOME 3%

                     Investment grade bonds      Classic Institutional               2.8%
                                                 Core Bond Fund

                     High yield bonds            Seix High Yield Fund                0.2%

CASH 2%                                          Prime Quality Money                 2.0%
                                                 Market Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2035 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2035 invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic

Funds in which the 2035 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING THIS FUND?

The risks of investing in the 2035 Fund will directly correspond to the risks of investing in the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2035 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2035 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2035 Fund.

The 2035 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2035 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the underlying STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2035 FUND INVESTS IN BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2035 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2035 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2035 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2035 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A SHARES     C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage of                       5.75%        None
  offering price)*
Maximum Deferred Sales Charge (as a percentage of net assets)**                     None         1.00%
Redemption Fee (as a percentage of net asset value)***                              2.00%        2.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

*** This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  A SHARES     C SHARES
Investment Advisory Fees                            0.10%        0.10%
Distribution and Service (12b-1) Fees               0.25%        1.00%
Other Expenses*                                     0.10%        0.10%
Total Annual Operating Expenses                     0.45%        1.20%
Fee Waivers and Expense Reimbursements**            x.xx%        x.xx%
Net Expenses                                        x.xx%        x.xx%

----------------------
      Other Expenses are based on estimated amounts for the current fiscal year.

      The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding x.xx% for A Shares and x.xx% for C Shares. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursement.

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2035 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2035 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for A Shares would be x.xx% before waivers and x.xx% after waivers and for C Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2035 Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2035 Fund would be:

If you sell your shares at the end of the period:

                   1 YEAR   3 YEARS
A Shares            $xxx      $xxx
C Shares            $xxx      $xxx

If you do not sell your shares at the end of the period:

                   1 YEAR   3 YEARS
A Shares            $xxx      $xxx
C Shares            $xxx      $xxx

These costs are all inclusive representing both direct 2035 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for A Shares and xxx % for C Shares):

If you sell your shares at the end of the period:

                   1 YEAR   3 YEARS
A Shares            $xxx      $xxx
C Shares            $xxx      $xxx

If you do not sell your shares at the end of the period:

                   1 YEAR   3 YEARS
A Shares            $xxx      $xxx
C Shares            $xxx      $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2035 Fund's expenses in the table above are shown as a percentage of the 2035 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

      - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

      - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

      - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

      -     There may not be a liquid secondary market for derivatives.

      -     Trading restrictions or limitations may be imposed by an exchange.

      -     Government regulations may restrict trading in derivatives.

      - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

Each Fund may purchase shares of exchange-traded funds (ETFs) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

All Funds

Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds discloses their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2005, Trusco had $[ ] in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive advisory fees of:

Life Vision Target Date 2015 Fund                x.xx%
Life Vision Target Date 2025 Fund                x.xx%
Life Vision Target Date 2035 Fund                x.xx%

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Funds.

Information regarding the Adviser's, and thus the Funds', Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained, at no additional charge, by contacting the STI Classic Funds at 1-800-249-3680, or by visiting www.sticlassicfunds.com.

Portfolio Managers

Each Fund is co-managed by two investment professionals who are jointly and primarily responsible for the day-to-day management of each Fund.

Mr. Gregory L. Fraser, CFA, has served as Vice President of Trusco since December 2003, after serving as an Independent Consultant for Trusco from April 2003 to November 2003. Mr. Fraser focuses on the fixed-income assets of the 2015 FUND, THE 2025 FUND AND THE 2035 FUND and has served as co-manager since each Fund's inception. Mr. Fraser also co-manages the Life Vision Conservative Fund. Prior to joining Trusco, Mr. Fraser served as Vice President and Bond Manager at Fiduciary Trust Co., International, a subsidiary of Franklin Templeton Investments from October 2000 to March 2003. He has more than 11 years of investment experience.

Mr. Alan Gayle has served as Senior Investment Strategist of Trusco since 1997 and Managing Director of Trusco since July 2000. He focuses on the equity assets of the 2015 FUND, THE 2025 FUND AND THE 2035 FUND and has served as the lead manager since each Fund's inception. Mr. Gayle also co-manages the Life Vision Conservative Fund. He has more than 28 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

      -     Mail*

      -     Telephone (1-800-874-4770)

      -     Wire

      -     Automated Clearing House (ACH)

* The Funds do not accept cash credit card checks, third-party checks, travelers' checks, money orders, or checks drawn in a foreign currency as payment for Fund shares. Additionally, bank starter checks are not accepted for the initial purchase into the Funds, however, bank starter checks are accepted for subsequent purchase.

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

[If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds or transfer agent, and the Funds can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.]

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receives your purchase order. Each Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to receive the current day's NAV the Funds must receive your order in proper form before 4:00 p.m., Eastern Time.

If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR OTHER INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund values its underlying STI Classic Fund investments at the NAV reported by those STI Classic Funds. The following policies are followed by all STI Classic Funds. Each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the STI Classic Equity Funds, except the International Equity Index Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, each Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, each Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by each Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by each Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time each Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, each Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

 CLASS                                 DOLLAR AMOUNT
--------             -------------------------------------------------------
A Shares             $2,000
C Shares             $5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A Shares of that Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow the Funds to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                             YOUR SALES CHARGE AS A
                              YOUR SALES CHARGE AS A         PERCENTAGE OF YOUR NET
IF YOUR INVESTMENT IS:     PERCENTAGE OF OFFERING PRICE*           INVESTMENT
----------------------     -----------------------------     ----------------------
Less than $100,000                     5.75%                         3.90%
                                       ----                          ----
$100,000 but less                      3.25%                         3.36%
                                       ----                          ----
than $250,000

$250,000 but less                      2.50%                         2.56%
                                       ----                          ----
than $1,000,000

$1,000,000 and over                    None                          None
                                       ----                          ----

* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2 ) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

      -     through reinvestment of dividends and distributions;

      - through an asset allocation account managed by an affiliate of the Adviser;

      - by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares ");

      - by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

      - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts
            (IRAs) previously with the Trust department of a bank affiliated with the Adviser;

      - [by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed]; or

      - through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption.

      - In addition, you must notify the Funds when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for:

      -     your individual account(s),

      -     your spouse's account(s),

      -     joint account(s) with your spouse,

      -     your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and, if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of the purchases of all share classes you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges -- A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE.

When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after a Fund receives your sale request, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:

- Death or Postpurchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

      - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

      -     You die or become disabled after the account is opened;

      -     Redemption must be made within 1 year of such death/disability;

      - The Funds must be notified in writing of such death/disability at time of redemption request;

      - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

-     Shares purchased through dividend and capital gains reinvestment.

-     Participation in the Systematic Withdrawal Plan described below:

      - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;

      - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

      - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70-1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements)

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of C Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund.

A signature guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

-     over $25,000;

-     made payable to someone other than the registered shareholder; or

- sent to an address or bank account other than the address or bank account of record, or an address or bank account of record that has been changed within the last 10 days.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

The proceeds of each withdrawal will be mailed to you by check or, [if you have a checking or savings account with a bank], electronically transferred to your account.

Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a [$7.00] fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

 CLASS                            DOLLAR AMOUNT
 -----                            -------------
A Shares                $2,000
C Shares                $5,000 ($2,000 for IRA accounts)

However, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least [$1,000].

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests.

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange C Shares of any Fund for C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange C Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for C Shares of any other STI Classic Fund, any CDSC for the STI Classic Fund you are exchanging into will be computed from the date of the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

      -     the redemption amount must be under $25,000;

      - redemption checks must be made payable to the registered shareholder; and

      - redemption checks must be mailed to an address or wired to a bank account of record that has been used with the shareholder account for at least 10 days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

- A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds rely on the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

Maximum distribution fees, as a percentage of average daily net assets are as follows:

FOR A SHARES:

Life Vision Target Date 2015 Fund             x.xx%
Life Vision Target Date 2025 Fund             x.xx%
Life Vision Target Date 2035 Fund             x.xx%

For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

Distribution of Fund Shares

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-249-3680.

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds

STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                          LIFE VISION TARGET DATE FUNDS
                                    I SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2005
                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                    (ADVISER)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Life Vision Target Date Fund (Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Funds, please see:

                                                                                     PAGE
LIFE VISION TARGET DATE 2015 FUND........................................                   XXX
LIFE VISION TARGET DATE 2025 FUND........................................                   XXX
LIFE VISION TARGET DATE 2035 FUND........................................                   XXX
MORE INFORMATION ABOUT RISK..............................................                   XXX
MORE INFORMATION ABOUT FUND INVESTMENTS..................................                   XXX
INVESTMENT ADVISER ......................................................                   XXX
PORTFOLIO MANAGERS.......................................................                   XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES...........................                   XXX
DIVIDENDS AND DISTRIBUTIONS..............................................                   XXX
TAXES....................................................................                   XXX
PRIVACY POLICY...........................................................     Inside Back Cover
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    STI CLASSIC FUNDS....................................................            Back Cover

[INSERT ICONS HERE]

CUSIP/TICKER SYMBOLS

            FUND NAME                   CLASS      INCEPTION*     TICKER      CUSIP
---------------------------------       -----      ----------     ------      -----
Life Vision Target Date 2015 Fund     I Shares      8/1/05
Life Vision Target Date 2025 Fund     I Shares      8/1/05
Life Vision Target Date 2035 Fund     I Shares      8/1/05

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LIFE VISION TARGET DATE 2015 FUND

      FUND SUMMARY

INVESTMENT GOAL                      High total return

INVESTMENT FOCUS                     Equity funds, fixed income funds, money market funds

SHARE PRICE VOLATILITY               Moderate

PRINCIPAL INVESTMENT STRATEGY        Investing pursuant to an asset allocation
                                     strategy in a combination in STI Classic
                                     equity, fixed income and money market funds

INVESTOR PROFILE                     Investors who expect to retire around the year 2015

INVESTMENT STRATEGY

The Life Vision Target Date 2015 Fund (2015 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2015 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date i.e.
2017), it is expected that the 2015 Fund will be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2015 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2015 Fund's assets in one or more exchange-traded funds (ETFs) to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2015 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2015 Fund will have exposure, the STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or ETF, if applicable). The information represents the initial target allocation of the 2015 Fund as of August 1, 2005, but will vary over time.

        ASSET CLASS                   SECTOR                         FUND               TARGET ALLOCATION
        -----------                   ------                         ----               -----------------
STOCKS       75%             Large-cap growth           Capital Appreciation Fund              18.5%
                                                        Aggressive Growth Stock Fund            4.6%

                             Large-cap value            Growth and Income Fund                 15.7%
                                                        Value Income Stock Fund                10.5%

                             Multi-cap                  Strategic Quantitative Equity           3.1%
                                                          Fund

                             Mid-cap growth             Mid-Cap Equity Fund                     3.1%

                             Mid-cap value              Mid-Cap Value Equity Fund               3.1%

                             Small cap growth           Small-Cap Growth Stock Fund             1.3%

                                                        Emerging Growth Stock Fund              0.7%

                             Small cap value            iShares(R) Russell                      2.1%
                                                          2000 Value 2.1% Index Fund*

                             International              International Equity Index             12.3%
                                                          Fund


FIXED INCOME 23%

                             Investment grade bonds     Classic Institutional Core             21.3%
                                                           Bond Fund

                             High yield bonds           Seix High Yield Fund                    1.7%

CASH   2%                                               Prime Quality Money Market              2.0%
                                                           Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2015 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2015 Fund invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic Funds in which the 2015 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING THIS FUND?

The risks of investing in the 2015 Fund will directly correspond to the risks of investing in the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2015 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2015 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2015 Fund.

The 2015 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2015 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the underlying STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2015 FUND INVESTS IN STI CLASSIC BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2015 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2015 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2015 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2015 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     I SHARES
Redemption Fee (as a percentage of net asset value)*                             2.00%

* This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)            I SHARES
-------------------------------------------------------------------            --------
Investment Advisory Fees                                                         0.10%

Other Expenses*                                                                  x.xx%
                                                                                 ----
Total Annual Operating Expenses                                                  x.xx%
                                                                                 ----
Fee Waivers and Expense Reimbursements**                                         x.xx%
                                                                                 ----
Net Expenses                                                                     x.xx%

------------------------
*     Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.20%. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursements.

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2015 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2015 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for I Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2015 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2015 Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2015 Fund would be:

1 YEAR    3 YEARS
 $xxx      $xxx

These costs are all inclusive representing both direct 2015 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for I Shares):

1 YEAR    3 YEARS
 $xxx      $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2015 Fund's expenses in the table above are shown as a percentage of the 2015 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION TARGET DATE 2025 FUND

  FUND SUMMARY

INVESTMENT GOAL                         High total return

INVESTMENT FOCUS                        Equity funds, fixed income funds and money market funds

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Investing pursuant to an asset allocation strategy in
                                        a combination in STI Classic equity, fixed income
                                        and money market funds

INVESTOR PROFILE                        Investors who expect to retire around the year 2025

INVESTMENT STRATEGY

The Life Vision Target Date 2025 Fund (2025 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2025 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date i.e.
2027), it is expected that the 2025 Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2025 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2025 Fund's assets in one or more exchange-traded funds (ETFs) to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2025 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2025 Fund will have exposure, the STI Classic Funds (and ETFs, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or ETF, if applicable). The information represents the initial target allocation of the 2025 Fund as of August 1, 2005, but will and may vary over time.

ASSET CLASS                           SECTOR                     FUND                TARGET ALLOCATION
-----------                           ------                     ----                -----------------
STOCKS  92.1%                Large-cap growth           Capital Appreciation Fund          22.7%
                                                        Aggressive Growth Stock
                                                        Fund                                5.7%

                             Large-cap value            Growth and Income Fund             19.3%
                                                        Value Income Stock Fund            12.9%

                             Multi-cap                  Strategic Quantitative              3.8%
                                                        Equity Fund

                             Mid-cap growth             Mid-Cap Equity Fund                 3.8%


                             Mid-cap value              Mid-Cap Value Equity Fund           3.8%

                             Small cap growth           Small-Cap Growth Stock              1.6%
                                                        Fund
                                                        Emerging Growth Stock               0.9%
                                                        Fund

                             Small cap value            iShares(R) Russell                  2.5%
                                                        2000 Value Index Fund*

                             International              International Equity               15.1%
                                                        Index Fund

FIXED INCOME  6%

                             Investment grade bonds     Classic Institutional               5.6%
                                                        Core Bond Fund

                             High yield bonds           Seix High Yield Fund                0.4%

CASH  2%                                                Prime Quality Money                 2.0%
                                                        Market Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2025 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2015 invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic

Funds in which the 2015 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The risks of investing in the 2025 Fund will directly correspond to the risks of investing in the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2025 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2025 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2025 Fund.

The 2025 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2025 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the underlying STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2025 FUND INVESTS IN STI CLASSIC BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2025 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2025 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2025 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2025 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     I SHARES
Redemption Fee (as a percentage of net asset value)*                             2.00%

* This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)           I SHARES
-------------------------------------------------------------------           --------
Investment Advisory Fees                                                        0.10%

Other Expenses*                                                                 x.xx%
                                                                                ----
Total Annual Operating Expenses                                                 x.xx%
                                                                                ----
Fee Waivers and Expense Reimbursements**                                        x.xx%
                                                                                ----
Net Expenses                                                                    x.xx%
                                                                                ----

--------------------
*     Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.20%. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursements

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2025 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2025 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for I Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2025 Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2025 Fund would be:

1 YEAR    3 YEARS
 $xxx      $xxx

These costs are all inclusive representing both direct 2025 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for I Shares):

1 YEAR    3 YEARS
 $xxx      $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2025 Fund's expenses in the table above are shown as a percentage of the 2025 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

LIFE VISION TARGET DATE 2035 FUND

FUND SUMMARY

INVESTMENT GOAL                   High total return

INVESTMENT FOCUS                  Equity funds, fixed income funds, and money market
                                  funds

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Investing pursuant to an asset allocation strategy in
                                  a combination in STI Classic equity, fixed income and
                                  money market funds

INVESTOR PROFILE                  Investors who expect to retire around the year 2035

INVESTMENT STRATEGY

The Life Vision Target Date 2035 Fund (2035 Fund) invests in a mix of underlying STI Classic Funds representing various asset classes and sectors using a [moderate] asset allocation strategy designed for investors expecting to retire around the year 2035. The Adviser allocates assets among underlying STI Classic Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will decrease each year, while the percentage of assets allocated to fixed income and money market securities will increase. When the target asset allocation of the 2035 Fund matches the asset allocation of the STI Classic Life Vision Conservative Fund (approximately two years after the target date i.e.
2037), it is expected that the 2035 Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the 2035 Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

In addition to investing in STI Classic Funds, the Adviser may also invest a portion of the 2035 Fund's assets in one or more exchange-traded funds (ETFs) to gain exposure to an asset class not represented by an STI Classic Fund.

The table below shows how the Adviser expects to allocate the 2035 Fund among asset classes. The table also shows the sectors within those asset classes to which the 2035 Fund will have exposure, the STI Classic Funds (and EFT, if applicable) that will be used to represent those sectors, and the expected allocation to each individual STI Classic Fund (or EFT, if applicable). The information represents the initial target allocation of the 2035 Fund as of August 1, 2005, but will vary over time.

  ASSET CLASS                        SECTOR                     FUND               TARGET ALLOCATION
  -----------                        ------                     ----               -----------------
STOCKS  95 %                 Large-cap growth          Capital Appreciation Fund         23.4%
                                                       Aggressive Growth Stock
                                                          Fund                            5.9%

                             Large-cap value           Growth and Income Fund            19.9%
                                                       Value Income Stock Fund           13.3%

                             Multi-cap                 Strategic Quantitative             3.9%
                                                          Equity Fund

                             Mid-cap growth            Mid-Cap Equity Fund                3.9%

                             Mid-cap value             Mid-Cap Value Equity Fund          3.9%

                             Small cap growth          Small-Cap Growth Stock             1.7%
                                                          Fund
                                                       Emerging Growth Stock              0.9%
                                                          Fund

                             Small cap value           iShares(R) Russell                 2.6%
                                                        2000 Value Index Fund*

                             International             International Equity              15.6%
                                                          Index Fund

FIXED INCOME  3%

                             Investment grade bonds    Classic Institutional              2.8%
                                                       Core Bond Fund

                             High yield bonds          Seix High Yield Fund               0.2%


CASH  2%                                               Prime Quality Money                2.0%
                                                          Market Fund

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the iShares Russell 2000 Value Index Fund.

Due to its investment strategy, the 2035 Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors, and may adversely impact performance. The STI Classic Funds in which the 2035 invests may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. For information about the risks involved when investing in derivatives, see "More Information About Risk."

You can obtain information about the underlying STI Classic Funds in which the 2035 Fund invests by calling 1-800-428-6970 or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The risks of the 2035 Fund will directly correspond to the risks of the underlying funds in which it invests. These risks will vary depending upon how the assets are allocated among the STI Classic Funds.

TO THE EXTENT THE 2035 FUND INVESTS IN STI CLASSIC EQUITY FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The 2035 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the 2035 Fund.

The 2035 Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an STI Classic Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The 2035 Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the underlying STI Classic Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TO THE EXTENT THE 2035 FUND INVESTS IN STI CLASSIC BOND AND MONEY MARKET FUNDS, IT WILL BE SUBJECT TO THE FOLLOWING RISKS:

The prices of the STI Classic Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the STI Classic Funds' U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the STI Classic Funds' U.S. government securities may be treasury inflation protected securities
(TIPs). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The 2035 Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the 2035 Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The 2035 Fund is new and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the 2035 Fund's fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     I SHARES
Redemption Fee (as a percentage of net asset value)*                             2.00%

* This redemption fee will be imposed if you redeem or exchange your shares within seven days of purchase. See "Market Timing Policies and Procedures."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)            I SHARES
-------------------------------------------------------------------            --------
Investment Advisory Fees                                                         0.10%

Other Expenses*                                                                  x.xx%
                                                                                 ----
Total Annual Operating Expenses                                                  x.xx%
                                                                                 ----
Fee Waivers and Expense Reimbursements**                                         x.xx%
                                                                                 ----
Net Expenses                                                                     x.xx%

--------------------
*     Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.20%. If at any point before August 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses and the expense cap to recapture any of the prior reimbursements

The expenses set forth above are in addition to the costs of the underlying STI Classic Funds borne by the 2035 Fund. Based on expenses of the underlying STI Classic Funds, the costs borne by the 2035 Fund on investments in underlying STI Classic Funds would be x.xx%. Therefore, total annualized expenses for I Shares would be x.xx% before waivers and x.xx% after waivers.

EXAMPLE

This Example is intended to help you compare the cost of investing in the 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 2035 Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the 2035 Fund would be:

1 YEAR    3 YEARS
 $xxx      $xxx

These costs are all inclusive representing both direct 2035 Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (xxx % for I Shares):

1 YEAR    3 YEARS
 $xxx      $xxx

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2035 Fund's expenses in the table above are shown as a percentage of the 2035 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

      - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

      - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

      - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

      -     There may not be a liquid secondary market for derivatives.

      -     Trading restrictions or limitations may be imposed by an exchange.

      -     Government regulations may restrict trading in derivatives.

      - The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds

Each Fund may purchase shares of exchange-traded funds (ETFs) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK

All Funds

Factors such as Fund expenses, imperfect correlation between a Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER

Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2005, Trusco had $[ ] in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive advisory fees of:

Life Vision Target Date 2015 Fund                0.10 %
Life Vision Target Date 2025 Fund                0.10 %
Life Vision Target Date 2035 Fund                0.10 %

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Funds.

Information regarding the Adviser's, and thus the Funds', Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained, at no additional charge, by contacting the STI Classic Funds at 1-800-249-3680, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each Fund is co-managed by two investment professionals who are jointly and primarily responsible for the day-to-day management of each Fund.

Mr. Gregory L. Fraser, CFA, has served as Vice President of Trusco since December 2003, after serving as an Independent Consultant for Trusco from April 2003 to November 2003. Mr. Fraser focuses on the fixed-income assets of the 2015 FUND, THE 2025 FUND AND THE 2035 FUND and has served as co-manager since each Fund's inception. Mr. Fraser also manages the Life Vision Conservative Fund. Prior to joining Trusco, Mr. Fraser served as Vice President and Bond Manager at Fiduciary Trust Co., International, a subsidiary of Franklin Templeton Investments from October 2000 to March 2003. He has more than 11 years of investment experience.

Mr. Alan Gayle has served as Senior Investment Strategist of Trusco since 1997 and Managing Director of Trusco since July 2000. He focuses on the equity assets of the 2015 FUND, THE 2025 FUND AND THE 2035 FUND and has served as the lead manager since each Fund's inception. Mr. Gayle also manages the Life Vision Conservative Fund. He has more than 28 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Funds.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares only to financial institutions or intermediaries for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions and intermediaries.

I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time.

If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTION'S OR OTHER INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION OR INTERMEDIARY DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund values its underlying STI Classic Fund investments at the NAV reported by those STI Classic Funds. The following policies are followed by all STI Classic Funds. Each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if ea reliable market quotation for the security was readily available.

Although the Equity Funds, except the International Equity Index Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, each Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, each Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by each Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by each Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time each Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, each Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow the Funds to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Fund adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

      -     the redemption amount must be under $25,000;

      - redemption checks must be made payable to the registered shareholder; and

      - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 10 days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period.

      - If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a substantial purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

      - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

      - A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Funds rely in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

REDEMPTION FEE POLICY

A redemption fee of 2% will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Funds rely on the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The redemption fee may not apply to certain categories of redemptions, such as those that the Funds reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

Distribution of Fund Shares

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser, the distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. In addition, the Adviser, the distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information, and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, you can be certain it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your account application or in telephone calls or correspondence with us, information about your transactions in and holdings of STI Classic Fund shares, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

We disclose nonpublic personal information about you to companies that provide necessary services to the Fund, such as the Fund's transfer agent, distributor, administrator or investment adviser, to affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who need to know that information to provide services to you or who are permitted by law to receive it. We maintain strict internal policies against unauthorized disclosure or use of customer information.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-800-249-3680.

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL:  Write to the Funds
STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

FROM THE FUNDS' WEBSITE: www.sticlassicfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST 1, 2005

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust"). This SAI relates to the following series of the Trust (the "Fund"):

         CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

This SAI is incorporated by reference into, and should be read in conjunction with, the Fund's prospectus dated August 1, 2005, as supplemented from time to time. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST                                                                        [ ]
DESCRIPTION OF PERMITTED INVESTMENTS..........................................   [ ]
INVESTMENT LIMITATIONS........................................................   [ ]
THE ADVISER ..................................................................   [ ]
THE ADMINISTRATOR ............................................................   [ ]
THE DISTRIBUTOR ..............................................................   [ ]
THE TRANSFER AGENT............................................................   [ ]
THE CUSTODIAN ................................................................   [ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................   [ ]
LEGAL COUNSEL ................................................................   [ ]
TRUSTEES AND OFFICERS OF THE TRUST............................................   [ ]
PURCHASING AND REDEEMING SHARES...............................................   [ ]
DETERMINATION OF NET ASSET VALUE..............................................   [ ]
TAXES ........................................................................   [ ]
FUND TRANSACTIONS ............................................................   [ ]
PORTFOLIO TURNOVER RATE.......................................................   [ ]
PORTFOLIO HOLDINGS............................................................   [ ]
DESCRIPTION OF SHARES.........................................................   [ ]
VOTING RIGHTS ................................................................   [ ]
SHAREHOLDER LIABILITY.........................................................   [ ]
LIMITATION OF TRUSTEES' LIABILITY.............................................   [ ]
CODES OF ETHICS ..............................................................   [ ]
APPENDIX A - DESCRIPTION OF RATINGS...........................................   [ ]

THE TRUST

The Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "fund" and collectively, "funds") of units of beneficial interest ("shares") and different classes of shares of each fund. The Trust reserves the right to create and issue shares of additional funds and/or classes.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. Following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Strategy" section and the associated risk factors.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is

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authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

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Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

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      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. The Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. The Fund may invest in the securities described below or other similar equity-linked securities.

- PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

- ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

- LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Under applicable regulations, unless an exception is available, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the

Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDSSM, NASDAQ 100 Shares, and iShares. Pursuant to an order issued by the SEC to iShares and procedures approved by the Board, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. The Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S & P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment. General obligation bonds and those tax exempt securities issued by governments or political subdivisions of governments are not subject to industry concentration limits as the entities who issue these securities are not members of any industry.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments, include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Fund's investment limitations restricting its purchases of illiquid securities. The Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Fund will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. The Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when the Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

The Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective. For example, the Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, the Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with the Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Fund is not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Fund's administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the

Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The Fund may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to procedures approved by the Board reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objective, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of the Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard

"swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED SECURITIES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

Although the Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, the Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

The Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

      1. With respect to [75%] of the Fund's total assets, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

      2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 This limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed by the Fund's Board:

      1. The Fund may not purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2004, Trusco had discretionary management authority with respect to approximately $68.9 billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. Under the terms of the investment advisory agreement (the "Advisory Agreement") between the Trust and Trusco, the Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of 0.20% of the Fund's average daily net assets.

THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

   MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

   The Master Services Agreement will remain in effect for a period of five years until July 31, 2009, and will continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.

   ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all funds, 2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

THE TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent to the Trust.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Fund. SunTrust Bank is paid on the basis of net assets and transaction costs of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For the fiscal year ended December 31, 2004, [ ] served as independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of its series are supervised by the Board under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's [fifty-three series], which includes series not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships held for each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of 7 series. Unless otherwise noted, the address of each Trustee is 3435 Stelzer Road Columbus, OH 43219.

                                                                                            NUMBER OF
                                           TERM OF OFFICE     PRINCIPAL OCCUPATION(S)      PORTFOLIOS             OTHER
NAME, ADDRESS,           POSITION(S) HELD   AND LENGTH OF        DURING THE PAST         IN FUND COMPLEX    DIRECTORSHIPS HELD
AGE/DATE OF BIRTH        WITH TRUST          TIME SERVED             5 YEARS           OVERSEEN BY TRUSTEE     BY TRUSTEE
-----------------------  ----------------  -----------------  -----------------------  -------------------  ------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II        Trustee       Indefinite; since  Chairman, Atlantic             [56]           Cousins Properties,
DOB 01/18/36                               November 2001      Investment Company                            Inc.; Genuine Parts
                                                                                                            Company; Piedmont
                                                                                                            Medical Center; SunTrust
                                                                                                            Bank; Courts Foundation;
                                                                                                            J. Bulow Campbell
                                                                                                            Foundation

Clarence H. Ridley           Trustee       Indefinite; since  Chairman, Haverty              [56]           Crawford & Co.
DOB 06/03/42                               November 2001      Furniture Companies;
                                                              Partner, King and
                                                              Spalding LLP (law
                                                              firm) (1977 to 2000)

INDEPENDENT TRUSTEES**:
Thomas Gallagher             Trustee       Indefinite; since  President, CEO, Genuine        [56]           NAPA; Genuine Parts
DOB 11/25/47                               May 2000           Parts Company                                 Company; Oxford
                                                                                                            Industries,Inc.; Stone
                                                                                                            Mountain Industrial
                                                                                                            Park; The Lovett School

F. Wendell Gooch             Trustee       Indefinite; since  Retired                        [56]           SEI Family of Funds
DOB 12/03/32                               May 1992

James O. Robbins             Trustee       Indefinite; since  President, CEO, Cox            [56]           Cox Communications;
DOB 07/04/42                               May 2000           Communications, Inc.                          National Cable and
                                                                                                            Telecommunications
                                                                                                            Association; Discovery
                                                                                                            Channel; Cable Labs;
                                                                                                            C-Span; St. Paul's
                                                                                                            School

Jonathan T. Walton           Trustee       Indefinite; since  Retired                        [56]           Detroit Riverfront
DOB 03/28/30                               February 1998                                                    Conservancy

Sidney E. Harris             Trustee       Indefinite; since  Professor (since 2004),        [56]           ServiceMaster Company;
DOB 07/21/49                                                  Dean (1997-2004), J.                          Total System Services,
                                                              Mack Robinson College                         Inc; Transamerica
                                                              of Business, Georgia                          Investors, Inc.
                                                              State University                              (13 mutual funds)

Warren Y. Jobe               Trustee       Indefinite; since  Retired.  EVP, Georgia         [56]           WellPoint, Inc;
DOB 11/12/40                               November 2004      Power Company                                 UniSource Energy Corp.;
                                                              and SVP, Southern                             HomeBanc Corp.
                                                              Company (1998-2001)

Charles D. Winslow           Trustee       Indefinite; since  Retired.  Formerly             [56]           N/A
DOB 07/13/35                               November 2004      Partner, Accenture
                                                              (consulting)

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the

      Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [three] times in the fiscal year ended March 31, 2005.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gallagher, Gooch, Harris, Robbins and Walton currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically, as necessary. The Governance and Nominating Committee was established in April 2005, and therefore did not meet during the fiscal year ended March 31, 2005.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met eight times in the fiscal year ended March 31, 2005.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

In consideration of approving the Advisory Agreement for its initial term, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; and (j) the Adviser's reputation, expertise and resources in domestic financial markets.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser would provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of [the end of the most recently completed calendar year]. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                          AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                             INVESTMENT COMPANIES OVERSEEN BY
                        DOLLAR RANGE OF            TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE       FUND SHARES              INVESTMENT COMPANIES
---------------------   ---------------   ---------------------------------------
INTERESTED TRUSTEES
Richard W. Courts, II         [ ]                          [ ]
Clarence H. Ridley            [ ]                          [ ]
INDEPENDENT TRUSTEES
Thomas Gallagher              [ ]                          [ ]
F. Wendell Gooch              [ ]                          [ ]
James O. Robbins              [ ]                          [ ]
Jonathan T. Walton            [ ]                          [ ]
Sidney E. Harris              [ ]                          [ ]
Warren Y. Jobe                [ ]                          [ ]
Charles D. Winslow            [ ]                          [ ]

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2005. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                     PENSION OR               ESTIMATED
                             AGGREGATE       RETIREMENT BENEFITS ACCRUED   ANNUAL BENEFITS   TOTAL COMPENSATION
                           COMPENSATION           AS PART OF FUND               UPON         FROM THE TRUST AND
   NAME OF TRUSTEE      FROM THE TRUST ($)           EXPENSES                RETIREMENT       FUND COMPLEX ($)
---------------------   ------------------   ---------------------------   ---------------   ------------------
INTERESTED TRUSTEES
Richard W. Courts, II          [ ]                       N/A                     N/A                [ ]
Clarence H. Ridley             [ ]                       N/A                     N/A                [ ]
INDEPENDENT TRUSTEES
Thomas Gallagher               [ ]                       N/A                     N/A                [ ]
F. Wendell Gooch               [ ]                       N/A                     N/A
James O. Robbins               [ ]                       N/A                     N/A                [ ]
Jonathan T. Walton             [ ]                       N/A                     N/A                [ ]
Sidney E. Harris*              [ ]                       N/A                     N/A                [ ]
Warren Y. Jobe*                [ ]                       N/A                     N/A                [ ]
Charles D. Winslow*            [ ]                       N/A                     N/A                [ ]

* Elected to the Board on November 15, 2004.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each executive officer is BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

                         POSITION(S)              TERM OF OFFICE
  NAME, ADDRESS,         HELD WITH                AND LENGTH OF                           PRINCIPAL OCCUPATION(S) DURING THE
AGE/DATE OF BIRTH          TRUST                    TIME SERVED                                     PAST 5 YEARS
-----------------          -----                    -----------                                     ------------
R. Jeffrey Young     President               Since July 2004                SVP, Relationship Management, BISYS Fund Services
DOB 08/22/64                                                                (since 2002); VP, Client Services, BISYS Fund Services
                                                                            (1997-2002)

Deborah A. Lamb      Executive Vice          Since September 2004; since    Chief Compliance Officer, Managing Director, Trusco
DOB 10/02/52         President; Assistant    November 2003; since August    Capital Management, Inc. (since 2003); President,
                     Secretary; Chief        2004 (respectively)            Investment Industry Consultants, LLC (since 2000);
                     Compliance Officer                                     Director of Compliance, INVESCO, Inc. (1995-2000)

David L. Hughes      Treasurer, Chief        Since May 2005                 VP, Financial Administration, BISYS Fund Services
DOB [INSERT DOB]     Financial Officer                                      (since 2005); [INSERT PRIOR EXPERIENCE]

Cynthia J. Surprise  Secretary               Since February 2005            Senior Counsel, Legal Services, BISYS Fund Services
DOB 07/08/46                                                                (since 2004); Director and Counsel, Investors Bank &
                                                                            Trust Company (1999-2004)

Alaina V. Metz       Assistant Secretary     Since July 2004                VP, Blue Sky Compliance, BISYS Fund Services
DOB 04/07/67                                                                (since 2002); Chief Administrative Officer, Blue Sky
                                                                            Compliance, BISYS Fund Services (1995-2002)

Julie M. Powers      Assistant Secretary     Since July 2004                Senior Paralegal, Legal Services, BISYS Fund Services
DOB 10/08/69                                                                (since 2000); Paralegal, Phillips, Lytle, Hitchcock,
                                                                            Blaine & Huber LLP (1998-2000)

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal tax treatment of the Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If the Fund fails to maintain qualification as a RIC for a tax year, the Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of the Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gains, accelerate the recognition of income to the Fund, and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund receives income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fund does not expect to realize net-long term capital gains because the Fund and the portion of the Fund's distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a money market fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require the Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in its prospectuses, the Fund intends to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in the Fund. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of the Fund.

Issuers of bonds purchased by the Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, the Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of the Fund.

Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

Debt securities in which the Fund invests are traded primarily in the over-the-counter market. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund may also enter into financial futures and options contract, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser's CCO is responsible for analyzing whether disclosure of portfolio holdings is in the best interests of shareholders and serves a legitimate business purpose, and is also responsible for resolving potential conflicts of interests arising from the disclosure of portfolio holdings. The Fund's CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each February 28, May 31, August 31, and November 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Fund's Annual Reports and Semi-Annual Reports are available, free of charge, on the Fund's website at www.sticlassicfunds.com. The Funds' website also provides information about the Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days (each April 16, July 16, October 16 and January 16) and is available until updated the next calendar quarter. The information on the Fund's website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement (including Confidentiality Agreement, as discussed below) or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to purchase or sell securities or facilitate or assist in any securities transactions or investment program.

The Fund requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Fund. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Fund.

Currently, the Fund has arrangements to provide additional disclosure of portfolio holdings information on an monthly basis with no lag time to the following third parties: Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Belle Haven Investments, Credit Suisse First Boston, LLC, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Piper Jaffray & Co., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Fund has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan

Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Raymond James Financial, Inc., and Watson Wyatt Investment Consulting, Inc.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio information.

In addition, the Fund's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Fund. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each fund of the Trust will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Board has the power to liquidate one or more funds without shareholder approval. While the Board has no present intention of exercising this power, they may do so if a fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor
        Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

       -    Leading market positions in well-established industries.

       -    High rates of return on funds employed.

       - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

       - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

       - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

       - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   Appendix B

                      Proxy Voting Policies and Procedures

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 AUGUST 1, 2005

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Life Vision Target Date Funds of the STI Classic Funds (the "Trust"). This SAI relates to A, C, and T Shares of the following series of the Trust (each a "Target Date Fund" and collectively, the "Target Date Funds"):

                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND

This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectus dated August 1, 2005, as supplemented from time to time. Capitalized terms not defined herein are defined in the prospectus. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST...................................................................
DESCRIPTION OF PERMITTED INVESTMENTS........................................
INVESTMENT LIMITATIONS......................................................
THE ADVISER.................................................................
THE PORTFOLIO MANAGERS......................................................
THE ADMINISTRATOR...........................................................
THE DISTRIBUTOR.............................................................
THE TRANSFER AGENT..........................................................
THE CUSTODIAN...............................................................
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................
LEGAL COUNSEL...............................................................
TRUSTEES AND OFFICERS OF THE TRUST..........................................
PURCHASING AND REDEEMING SHARES.............................................
DETERMINATION OF NET ASSET VALUE............................................
TAXES.......................................................................
FUND TRANSACTIONS...........................................................
PORTFOLIO TURNOVER RATE.....................................................
PORTFOLIO HOLDINGS..........................................................
DESCRIPTION OF SHARES.......................................................
VOTING RIGHTS...............................................................
SHAREHOLDER LIABILITY.......................................................
LIMITATION OF TRUSTEES' LIABILITY...........................................
CODES OF ETHICS.............................................................
PROXY VOTING................................................................
5% AND 25% SHAREHOLDERS.....................................................
FINANCIAL STATEMENTS........................................................
APPENDIX A - DESCRIPTION OF RATINGS.........................................    A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................    B-1

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each, a "fund" and collectively, "funds") of units of beneficial interest ("shares") and different classes of shares of each fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each fund is diversified, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS

The Target Date Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. Following are descriptions of the permitted investments and investment practices of the Target Date Funds and/or each Target Date Fund's underlying STI Classic Funds (the "Underlying STI Classic Funds" and, together with the Target Date Funds the "Funds") and the associated risk factors. Each of the Funds may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund's adviser as applicable, such investment will be advantageous to the Fund. The Funds are free to reduce or eliminate their activity in any of these areas. A Fund's adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than non-convertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

- SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall.

Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

      - PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

      - ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

      - LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for a Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that a Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, a Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the

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term "commodity pool operator" in accordance with Rule 4.5 and therefore, no
Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs(R), Select Sector SPDRs(R), DIAMONDSSM, NASDAQ 100 Shares, and iShares. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETFinvestments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S & P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Forward Commitment Securities" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the tax-exempt bond Funds or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Fund in Rule 144A Securities. The Board may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

- BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

- CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

- TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The tax-exempt bond and money market Funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to procedures approved by the Board reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED SECURITIES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

- U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

Although a Fund will only make commitments to purchase when-issued and forward commitment securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

A Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

            5.1 With respect to the money market Funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

            5.2 No Target Date Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Target Date Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Target Date Fund may invest up to 100% of its assets in securities issued by investment companies.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board:

      1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

      2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market Fund) would be invested in illiquid securities.

      3. No Target Date Fund currently intends to purchase securities on margin, except that a Target Date Fund may obtain such short-term credits as are necessary for the clearance of transactions.

      4.    No Target Date Fund currently intends to sell securities short.

      5. No Target Date Fund currently intends to purchase or sell futures contracts or put or call options.

      6. No Target Date Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser also serves as investment adviser to each of the Underlying STI Classic Funds. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2005, the Adviser had discretionary management authority with respect to approximately [$] billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. Under the terms of the investment advisory agreement (the "Advisory Agreement") between the Trust and Trusco, the Adviser is responsible for making investment decisions for the Target Date Funds and continuously reviews, supervises and administers the Target Date's respective investment programs. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Target Date Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Target Date Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Target Date Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory

Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Target Date Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Target Date Fund's average daily net assets:

  TARGET DATE FUND       FEES
---------------------    ----
Target Date 2015 Fund     xx%
Target Date 2025 Fund     xx%
Target Date 2035 Fund     xx%

THE PORTFOLIO MANAGERS

Set forth below is information regarding each individual who is responsible for the day-to-day management of the Target Date Funds ("portfolio managers"). All information is as of June 30, 2005

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assents in the accounts with respect to which the advisory fee is based on account performance.

                         NUMBER OF OTHER ACCOUNTS MANAGED/            OTHER ACCOUNTS WITH
                              TOTAL ASSETS IN ACCOUNTS               PERFORMANCE-BASED FEES
                    ----------------------------------------------   -----------------------
                    REGISTERED
                    INVESTMENT   OTHER POOLED                        NUMBER &
     NAME OF        COMPANIES     INVESTMENT                          TYPE OF   TOTAL ASSETS
PORTFOLIO MANAGER    ("RICS")   VEHICLES ("PIVS")   OTHER ACCOUNTS   ACCOUNTS   IN ACCOUNTS
------------------  ----------  -----------------   --------------   --------   ------------
Alan M. Gayle*
Gregory A. Fraser*

* Mssrs. Gayle and Fraser are each responsible for the day-to-day management of each Target Date Fund.

POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's management of a Target Date Fund's investments, on the one hand, and the investments of the other accounts, on the other hand, may give rise to potential conflicts of interest. If the Target Date Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Target Date Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Target Date Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Target Date Fund. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitable allocated.

PORTFOLIO MANAGER COMPENSATION STRUCTURE. Portfolio managers are paid competitive salaries by the Adviser. In addition, they receive bonuses based on the pre-tax performance of the accounts managed by the portfolio manager relative to the applicable account benchmark over a calendar year. The method for determining a portfolio manager's compensation for the Target Date Funds is the same as for any other account. The relative mix of compensation represented by investment results bonuses and salary will vary depending on the individual's results, contributions to the organization, and other factors.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio manager in a Target Date Fund or Target Date Funds managed by the portfolio manager.

                                       NAME OF LIFE                  RANGE OF
NAME OF PORTFOLIO MANAGER         VISION FUND(S) MANAGED        SECURITIES OWNED
-------------------------   ---------------------------------   ----------------
Alan M. Gayle               Life Vision Target Date 2015 Fund   None
                            Life Vision Target Date 2025 Fund
                            Life Vision Target Date 2035 Fund

Gregory A. Fraser           Life Vision Target Date 2015 Fund   None
                            Life Vision Target Date 2025 Fund
                            Life Vision Target Date 2035 Fund

THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services, Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Target Date Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Target Date Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of the Trust,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of the Trust, and 1.75 basis points (0.0175%) on the aggregate net assets of the Trust over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of the Administrator, which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. In addition, the A and C Shares of the Target Date Funds have separate distribution and service plan (the "A Plan" and "C Plan", respectively).

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Target Date Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Target Date Fund, by a majority of the outstanding shares of that Target Date Fund, upon not more than 60 days written notice by either party.

The Distributor and/or its affiliates, may finance from their own resources, certain activities intended to result in the distribution of the Trust's shares. The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of the Trust's shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its shareholders.

A SHARES AND C SHARES DISTRIBUTION PLANS.

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of each applicable Target Date Fund will pay the Distributor a fee of up to 0.25% of the average daily net assets of that Target Date Fund. Up to __% of the fee payable to the Distributor by a Fund may be used by the Distributor to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Target Date Fund.

The Distribution Agreement and the C Plan adopted by the Trust provide that C Shares of each applicable Target Date Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Target Date Fund.

The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to A Shares or C Shares shareholders or their customers who beneficially own A Shares or C Shares. In addition, C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares of each Target Date Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan and the C Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan and the C Plan, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of C Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement, the C Plan and C Shares are subject to an ongoing distribution and service fee calculated on each Target Date Fund's aggregate average daily net assets attributable to its C Shares.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Share and C Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

                        ANNUAL PAYOUT                  ANNUAL FIRST YEAR
                           12(b)-1       INITIAL         PAYOUT 12(b)-1
                          EFFECTIVE     PAYMENT AT         EFFECTIVE         ANNUAL PAYOUT
                         IMMEDIATELY    TIME OF SALE      IMMEDIATELY      12(b)-1 EFFECTIVE
       FUND                  (A)*          (C)               (C)             13TH MONTH (C)
---------------------   -------------   ------------   -----------------   -----------------
Target Date 2015 Fund        xx%           xx%               xx%                xx%
Target Date 2025 Fund        xx%           xx%               xx%                xx%
Target Date 2035 Fund        xx%           xx%               xx%                xx%

*Initial Front-End Sales Charge for A Shares is xx%.

THE TRANSFER AGENT

BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as independent registered public accountants for the Trust.

LEGAL COUNSEL

[ ] serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships held for each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of 7 series.

                                                                            NUMBER OF
                                        TERM OF           PRINCIPAL       PORTFOLIOS IN
                      POSITION(S)     OFFICE AND        OCCUPATION(S)     FUND COMPLEX
  NAME, ADDRESS,      HELD WITH        LENGTH OF      DURING THE PAST 5    OVERSEEN BY     OTHER DIRECTORSHIPS
AGE/DATE OF BIRTH       TRUST         TIME SERVED           YEARS            TRUSTEE         HELD BY TRUSTEE
--------------------  -----------  -----------------  ------------------  -------------  -------------------------
INTERESTED
TRUSTEES*:
Richard W. Courts, II   Trustee    Indefinite; since  Chairman, Atlantic      56         Cousins Properties, Inc.;
3435 Stelzer Road                  November 2001      Investment Company                 Genuine Parts Company;
Columbus, OH 43219                                                                       Piedmont Medical Center;
DOB 01/18/36                                                                             SunTrust Bank; Courts
                                                                                         Foundation; J. Bulow
                                                                                         Campbell Foundation

Clarence H. Ridley      Trustee    Indefinite; since  Chairman, Haverty       56         Crawford & Co.
3435 Stelzer Road                  November 2001      Furniture
Columbus, OH 43219                                    Companies;
DOB 06/03/42                                          Partner, King and
                                                      Spalding LLP (law
                                                      firm) (1977 to
                                                      2000)

INDEPENDENT
TRUSTEES**:
Thomas Gallagher        Trustee    Indefinite; since  President, CEO,         56         NAPA; Genuine Parts
3435 Stelzer Road                  May 2000           Genuine Parts                      Company; Oxford
Columbus, OH 43219                                    Company                            Industries, Inc. ; Stone
DOB 11/25/47                                                                             Mountain Industrial Park;
                                                                                         The Lovett School

F. Wendell Gooch        Trustee    Indefinite; since  Retired                 56         SEI Family of Funds
3435 Stelzer Road                  May 1992
Columbus, OH 43219
DOB 12/03/32

James O. Robbins        Trustee    Indefinite; since  President, CEO,         56         Cox Communications;
3435 Stelzer Road                  May 2000           Cox                                National Cable and
Columbus, OH 43219                                    Communications,                    Telecommunications
DOB 07/04/42                                          Inc.                               Association; Discovery
                                                                                         Channel; Cable Labs;
                                                                                         C-Span; St. Paul's
                                                                                         School

                                                                            NUMBER OF
                                       TERM OF            PRINCIPAL       PORTFOLIOS IN
                      POSITION(S)     OFFICE AND        OCCUPATION(S)     FUND COMPLEX
  NAME, ADDRESS,      HELD WITH       LENGTH OF       DURING THE PAST 5    OVERSEEN BY      OTHER DIRECTORSHIPS
AGE/DATE OF BIRTH       TRUST        TIME SERVED            YEARS            TRUSTEE          HELD BY TRUSTEE
--------------------  -----------  -----------------  ------------------  -------------  -------------------------
INDEPENDENT
TRUSTEES**:
Jonathan T. Walton      Trustee    Indefinite; since  Retired                 56         Detroit Riverfront
3435 Stelzer Road                  February 1998                                         Conservancy
Columbus, OH 43219
DOB 03/28/30

Sidney E. Harris        Trustee    Indefinite; since  Professor (since        56         ServiceMaster Company ;
3435 Stelzer Road                  November 2004      2004), Dean                        Total System Services,
Columbus, OH 43219                                    (1997-2004),                       Inc ; Transamerica
DOB 07/21/49                                          J. Mack Robinson                   Investors, Inc. (13
                                                      College of                         mutual funds)
                                                      Business, Georgia
                                                      State University

Warren Y. Jobe          Trustee    Indefinite; since  Retired.  EVP,          56         WellPoint, Inc;
3435 Stelzer Road                  November 2004      Georgia Power                      UniSource Energy Corp.;
Columbus, OH 43219                                    Company and SVP,                   HomeBanc Corp.
DOB 11/12/40                                          Southern Company
                                                      (1998-2001)

Charles D. Winslow      Trustee    Indefinite; since  Retired.  Formerly      56         N/A
3435 Stelzer Road                  November 2004      Partner, Accenture
Columbus, OH 43219                                    (consulting)
DOB 07/13/35

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's , major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [] times in the most recently completed Trust fiscal year.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gallagher, Gooch, Harris, Robbins and Walton currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically, as necessary. The Governance and Nominating Committee was established in April 2005, and therefore did not meet during the fiscal year ended December 31, 2004.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met [] times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Advisory Agreement must be specifically approved (i) by the vote of the Trustees or by a vote of the shareholders of the Target Date Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. On May 17, 2005 the Board held a meeting to decide whether to approve the Advisory Agreement for an initial two-year period. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees used this information, as well as other information that the

Adviser and other Target Date Fund service providers submitted to the Board, to help them decide whether to approve the Advisory Agreement.

Before the meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges each Target Date Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) each Target Date Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Target Date Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) each Target Date Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Other Target Date Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Target Date Funds; and (c) agreed to approve the Advisory Agreement for an initial two-year period.

   The Board made these determinations on the basis of the following considerations, among others:

   - The investment advisory fees payable to the Adviser under the Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Target Date Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

   - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance;

   - The Adviser's representations regarding its staffing and capabilities to manage the Target Date Funds, including the retention of personnel with significant portfolio management experience;

   - The Adviser's entrepreneurial commitment to the management and success of each Target Date Fund, which could entail a substantial commitment of resources to the successful operation of each Target Date Fund; and

   - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser."

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Target Date Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                              AGGREGATE DOLLAR RANGE OF
                                                               SHARES IN ALL INVESTMENT
                                                            COMPANIES OVERSEEN BY TRUSTEE
                                                                     IN FAMILY OF
  NAME OF TRUSTEE          DOLLAR RANGE OF FUND SHARES*         INVESTMENT COMPANIES**
---------------------      ----------------------------     -----------------------------
Richard W. Courts, II                  None                              None
Clarence H. Ridley                     None                         Over $100,000
                               INDEPENDENT TRUSTEES
Thomas Gallagher                       None                        $50,001-$100,000
F. Wendell Gooch                       None                        $50,001-$100,000
James O. Robbins                       None                              None
Jonathan T. Walton                     None                         over $100,000
Sidney E. Harris                       None                              None
Warren Y. Jobe                         None                              None
Charles D. Winslow                     None                              None

*     Valuation date is December 31, 2004.

** The "Family of Investment Companies" includes the STI Classic Funds and STI Classic Variable Trust.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                                      PENSION OR RETIREMENT   ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                                   AGGREGATE           BENEFITS ACCRUED AS      BENEFITS UPON       THE TRUST AND FUND
   NAME OF TRUSTEE               COMPENSATION         PART OF FUND EXPENSES      RETIREMENT              COMPLEX*
---------------------         --------------------    ---------------------   ----------------    -----------------------
                                                       INTERESTED TRUSTEES
Richard W. Courts, II                  $                       N/A                   N/A                    $
Clarence H. Ridley                     $                       N/A                   N/A                    $
                                                      INDEPENDENT TRUSTEES
Thomas Gallagher                       $                       N/A                   N/A                    $
F. Wendell Gooch                       $                       N/A                   N/A                    $
James O. Robbins                       $                       N/A                   N/A                    $
Jonathan T. Walton                     $                       N/A                   N/A                    $
Sidney E. Harris*                      $                       N/A                   N/A                    $
Warren Y. Jobe*                        $                       N/A                   N/A                    $
Charles D. Winslow*                    $                       N/A                   N/A                    $

*     Elected to the Board on November 15, 2004.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

   NAME, ADDRESS,      POSITION(S)            TERM OF OFFICE AND
 AGE/DATE OF BIRTH   HELD WITH TRUST         LENGTH OF TIME SERVED  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------  ---------------         ---------------------  -----------------------------------------------
OFFICERS:                                                           SVP, Relationship Management, BISYS Fund
R. Jeffrey Young     President               Since July 2004        Services (since 2002);
3435 Stelzer Road                                                   VP, Client Services, BISYS Fund Services
Columbus, OH 43219                                                  (1997-2002)
DOB 08/22/64

Deborah A. Lamb      Executive Vice          Since September 2004;  Chief Compliance Officer, Managing Director,
50 Hurt Plaza        President;              since November 2003;   Trusco Capital
Suite 1400           Assistant               since August 2004      Management, Inc. (since 2003); President,
Atlanta, GA  30303   Secretary; Chief        (respectively)         Investment Industry
DOB 10/02/52         Compliance                                     Consultants, LLC (since 2000); Director of
                     Officer                                        Compliance, INVESCO, Inc. (1995-2000)


Bryan C. Haft        Treasurer, Chief        Since July 2004        VP, Financial Administration, BISYS Fund
3435 Stelzer Road    Financial Officer                              Services  (since 2000);
Columbus, OH 43219                                                  Director, Administration  Services, BISYS
DOB 01/23/65                                                        Fund Services (1998-2000)

Cynthia J. Surprise  Secretary               Since February 2005    Senior Counsel, Legal Services, BISYS Fund
3435 Stelzer Road                                                   Services
Columbus, OH 43219                                                  (since 2004);  Director and Counsel,
DOB 07/08/46                                                        Investors Bank & Trust Company (1999-2004)

   NAME, ADDRESS,      POSITION(S)     TERM OF OFFICE AND
 AGE/DATE OF BIRTH   HELD WITH TRUST  LENGTH OF TIME SERVED  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------  ---------------  ---------------------  -----------------------------------------------
Alaina V. Metz       Assistant        Since July 2004        VP, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road    Secretary                               (since 2002); Chief
Columbus, OH 43219                                           Administrative Officer, Blue Sky Compliance,
DOB 04/07/67                                                 BISYS Fund Services (1995-2002)

Julie M. Powers      Assistant        Since July 2004        Senior Paralegal, Legal Services, BISYS Fund
3435 Stelzer Road    Secretary                               Services (since 2000);
Columbus, OH 43219                                           Paralegal, Phillips, Lytle, Hitchcock, Blaine &
DOB 10/08/69                                                 Huber LLP (1998-2000)

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Target Date Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Target Date Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Target Date Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Target Date Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Target Date Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Target Date Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

The Trust will permit an exchange of C Shares of a Target Date Fund for A Shares of the same Target Date Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Target Date Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Target Date Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Trust's Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price an Underlying STI Classic Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of an Underlying STI Classic Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by an Underlying STI Classic Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in an Underlying STI Classic Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in an Underlying STI Classic Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss),

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a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under or over distributions of net investment income.

The Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the Fund. Currently, the maximum tax rate on long-term capital gains is 15%.

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Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

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Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Target Date Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and

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operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Target Date Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to a Target Date Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

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It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Target Date Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. With respect to transactions in equity securities, the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Target Date Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Target Date Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Target Date Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Target Date Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances,

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

between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses. From time to time, a Target Date Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH TARGET DATE FUND AFFILIATES. A Target Date Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Target Date Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Target Date Fund on an exchange if a written contract is in effect between the affiliate and the Target Date Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Target Date Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Target Date Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Target Date Funds invest since such contracts generally have remaining maturities of less than one-year. The Target Date Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser's CCO is responsible for analyzing whether

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

disclosure of portfolio holdings is in the best interests of shareholders and serves a legitimate business purpose, and is also responsible for resolving potential conflicts of interests arising from the disclosure of portfolio holdings. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each February 28, May 31, August 31, and November 30). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days (each April 16, July 16, October 16 and January 16) and is available until updated the next calendar quarter. The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement (including Confidentiality Agreement, as discussed below) or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to purchase or sell securities or facilitate or assist in any securities transactions or investment program.

The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on an monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Co., LLC, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities,

Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio information.

In addition, the Funds' service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Target Date Funds each of which represents an equal proportionate interest in that Target Date Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Target Date Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Target Date Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Target Date Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

Information regarding how the Underlying Funds voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Underlying Funds' proxy voting record is available on the Funds' website at www.sticlassicfunds.com, and without charge upon request by calling (800) 428-6970, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The UnderlyingFunds' proxy voting record is also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of August 1, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Target Date Funds. Persons who owned of record or beneficially more than 25% of a Target Date Fund's outstanding shares may be deemed to control the Target Date Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Target Date Funds were held for the record owner's fiduciary, agency or custodial customers.

FINANCIAL STATEMENTS

As of the date of this Statement of Additional Information, the Target Date Funds had not competed a fiscal period for which financial statements were prepared.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor Services, Inc. ("Moody's) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -   Leading market positions in well-established industries.

         -   High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

[TRUSCO CAPITAL MANAGEMENT LOGO]

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most respected proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related

SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         12/2004

                   TRUSCO CAPITAL MANAGEMENT, INC PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

Trusco, after an extensive review of service providers including size, experience and independence, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, and functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

      1. Collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's mutual fund clients.

      2. Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

      3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

As reflected in our specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy.

TRUSCO PROVIDES AND MAINTAINS THE FOLLOWING STANDARD PROXY VOTING POLICIES:

      -     Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

      -     Trusco Taft Hartley Proxy Policy

      -     Trusco Global/International Proxy Policy

Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy; and full complete versions of all of these policies are available as described below.

The Committee will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.

                              EXCEPTIONS TO POLICY

The guidelines as outlined herein generally do not apply where Trusco has contracted discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting policies and procedures. The Committee will annually review the sub advisor's proxy voting policies and procedures.

Trusco will retain voting responsibilities for its mutual fund clients unless it specifically delegates proxy voting responsibility to a properly appointed subadvisor.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

      1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

      2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

      3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

      4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

      5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

      1.    Retain an independent fiduciary to vote the shares.

      2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. Security lending is where the clients or funds loan stock in their accounts or portfolio to various broker-dealers and collect interest based on the underlying value of the position. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

TRUSCO CLIENTS:

Extended summaries of TRUSCO CAPITAL MANAGEMENT, INC.'S U.S. DOMESTIC PROXY POLICY (includes ERISA related accounts,) TAFT HARTLEY PROXY POLICY, and GLOBAL/INTERNATIONAL PROXY POLICY and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th

Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at:
PMP.operations@truscocapital.com.

STI CLASSIC FUNDS AND STI CLASSIC VARIABLE TRUST SHAREHOLDERS:

The above information as it relates to the STI Classic Funds or the STI Classic Variable Trust is available to fund shareholders by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

                                                                            2005

            TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

      - there are concerns about the accounts presented or audit procedures used; or

      - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      - there are serious concerns about the accounts presented or the audit procedures used;

      -     the auditors are being changed without explanation; or

      - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

      - there are serious concerns about the statutory reports presented or the audit procedures used;

      - questions exist concerning any of the statutory auditors being appointed; or

      - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

      - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      -     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals. Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

      -     Adequate disclosure has not been provided in a timely manner;

      -     There are clear concerns over questionable finances or restatements;

      - There have been questionable transactions with conflicts of interest;

      - There are any records of abuses against minority shareholder interests; and

      -     The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

      - there are serious questions about actions of the board or management for the year in question; or

      -     legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

      - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

      - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BYCASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

      -     clear evidence of past abuse of the authority is available; or

      -     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

      - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BYCASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                    BALLOT ITEM / PROPOSAL
 NUMBER      CHAPTER            SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]                   VOTE
--------  -----------  --------------------------   ------------------------------------------------------------     ----
   1.0    Operational  Adjourn Meeting              To provide management with the authority to adjourn an             F
          Items                                     annual or special meeting.

   1.1    Operational  Amend Quorum                 To reduce quorum requirements for shareholder meetings             A
          Items        Requirements                 below a majority of the shares outstanding

   1.2    Operational  Amend Minor Bylaws           To make housekeeping changes (updates or corrections) to           F
          Items                                     bylaw or charter

   1.3    Operational  Change Company Name          To change the corporate name                                       F
          Items

   1.4    Operational  Date, Time, or Location of   Management proposals to change the date/time/location of           F
          Items        Annual Meeting               the annual meeting

   1.5    Operational  Date, Time, or Location of   Shareholder proposals to change the date/time/location of          A
          Items        Annual Meeting               the annual meeting

   1.6    Operational  Auditors                     To ratify auditors                                                 F
          Items

   1.7    Items        Auditors                     Shareholder proposals asking companies to prohibit their           A
                                                    auditors from engaging in non-audit services

   1.8    Operational  Auditors                     Shareholder proposals to require audit firm rotation               A
          Items

   1.9    Operational  Transact Other Business      To approve other business when it appears as voting item           A
          Items

   2.0    Board of     Voting on Director           Director nominees who are not described below                      F
          Directors    Nominees in Uncontested
                       Elections

   2.1    Board of     Voting on Director           Director nominees who have Implement or renewed a dead-            W
          Directors    Nominees in Uncontested      hand or modified dead-hand poison pill
                       Elections

   2.2    Board of     Voting on Director           Director nominees who have ignored a shareholder proposal          W
          Directors    Nominees in Uncontested      that is approved by a majority of the votes cast for two
                       Elections                    consecutive years

   2.3    Board of     Voting on Director           Director nominees who have failed to act on takeover offers        W
          Directors    Nominees in Uncontested      where the majority of the shareholders tendered their shares
                       Elections

   2.4    Board of     Voting on Director           Director nominees who enacted egregious corporate                  W
          Directors    Nominees in Uncontested      governance policies or failed to replace management as
                       Elections                    appropriate

   2.5    Board of     Age Limits                   To limit the tenure of outside directors either through            A
          Directors                                 term limits or mandatory retirement ages.

   2.6    Board of     Board Size                   To fix the board size or designate a range for the board           F
          Directors                                 size

   2.7    of Directors Board Size                   To give management the ability to alter the size of the            A
                                                    board outside of a specified range without shareholder approval

   2.8    Board of     Classification/              Management and shareholder proposals to classify the board         F
          Directors    Declassification of the
                       Board

   2.9    Board of     Classification/              Management and shareholder proposals to repeal classified          A
          Directors    Declassification of the      boards and to elect all directors annually
                       Board

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                            BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]             VOTE
------   --------------   ---------------------------   ----------------------------------------------------------------   ----
 2.10    Board of         Cumulative Voting             To eliminate cumulative voting.                                      F
         Directors

 2.11    Board of         Cumulative Voting             To restore or permit cumulative voting                               A
         Directors

 2.12    Board of         Director and Officer          Proposals on director and officer indemnification and                C
         Directors        Indemnification and           liability protection not particularly described below.
                          Liability Protection

 2.13    Board of         Director and Officer          To eliminate entirely directors' and officers' liability for         A
         Directors        Indemnification and           monetary damages for violating the duty of care.
                          Liability Protection

 2.14    Board of         Director and officer          To expand coverage beyond just legal expenses to acts, such          A
         Directors        Indemnification and           as negligence, that are more serious violations of fiduciary
                          Liability Protection          obligation than mere carelessness

 2.15    Board of         Director and Officer          To expand coverage in cases when a director's or officer's           F
         Directors        Indemnification Protection    legal defense was unsuccessful if: (1) the director was found
                          and Liability                 to have acted in good faith and in a manner that he
                                                        reasonably believed was in the best interests of the
                                                        company, and (2) only if the director's legal expenses
                                                        would be covered.

 2.16    Board of         Establish/ Amend Nominee      To establish or amend director qualifications                        A
         Directors        Qualifications

 2.17    Board of         Establish/ Amend Nominee      Shareholder proposals requiring two candidates per board             A
         Directors        Qualifications                seat

 2.18    Board of         Filling Vacancies/ Removal    To provide that directors may be removed only for cause. Y           A
         Directors        of Directors                          Y

 2.19    Board of         Filling Vacancies/ Removal    To restore shareholder ability to remove directors with or           F
         Directors        of Directors                  without cause.

 2.20    Board of         Filling Vacancies/ Removal    To provide that only continuing directors may elect                  A
         Directors        of Directors                  replacements to fill board vacancies.

 2.21    Board of         Filling Vacancies/ Removal    To permit shareholders to elect directors to fill board              F
         Directors        of Directors                  vacancies.

 2.22    Board of         Independent Chairman          To recommend that the positions of chairman and CEO be               F
         Directors        (Separate Chairman/CEO)       combined.

 2.23    Board of         Independent Chairman          To recommend that the positions of chairman and CEO be               A
         Directors        (Separate Chairman/CEO        separate and distinct positions held by 2 different individuals.

 2.24    Board of         Majority of Independent       Shareholder proposals to require that a majority or more of          F
         Directors        Directors/ Establishment of   directors be independent
                          Committees

 2.25    Board of         Majority Independent          Shareholder proposals asking that board audit,                       A
         Directors        Directors/ Establishment of   compensation, and/or nominating committees be composed
                          Committees                    exclusively of independent directors

 2.26    Board of         Open Access                   Shareholder proposals asking for open access                         A
         Directors

 2.27    Board of         Stock Ownership               Shareholder proposals that mandate a minimum amount of               A
         Directors        Requirements                  stock that directors must own in order to qualify as a
                                                        director or to remain on the board

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                           BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                 SECTION                     [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]             VOTE
------   --------------   ---------------------------   ----------------------------------------------------------------   ----
 2.28    Board of         Stock Ownership               Shareholder proposals asking that the company adopt a                A
         Directors        Requirements                  holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)

 2.29    Board of         Term Limits                   Shareholder or management proposals to limit the tenure of           A
         Directors                                      outside directors

 3.0     Proxy Contests   Voting for Director           Votes in a contested election of directors                           C
                          Nominees in Contested
                          Elections

 3.1     Proxy Contests   Reimbursing Proxy             To reimburse proxy solicitation expenses                             C
                          Solicitation Expenses

 3.2     Proxy Contests   Voting                        Shareholder proposals requesting that corporations adopt             A
                                                        confidential voting, use independent vote tabulators and use independent inspectors of election

 3.3     Proxy Contests   Confidential Voting           Management proposals to adopt confidential voting.                   A

 4.0     Antitakeover     Advance Notice                Advance notice proposals                                             F
         Defenses and     Requirements for
         Voting Related   Shareholder Proposals/
         Issues           Nominations

 4.1     Antitakeover     Amend Bylaws without          Proposals giving the board exclusive authority to amend the          F
         Defenses and     Shareholder Consent           bylaws
         Voting Related
         Issues

 4.2     Antitakeover     Amend Bylaws without          Proposals giving the board the ability to amend the bylaws           F
         Defenses and     Shareholder Consent           in addition to shareholders
         Voting Related
         Issues

 4.3     Antitakeover     Poison Pills                  Shareholder proposals that ask a company to submit its               F
         Defenses and                                   poison pill for shareholder ratification
         Voting Related
         Issues

 4.4     Antitakeover     Poison Pills                  Shareholder proposals asking that any future pill be put to a        F
         Defenses and                                   shareholder vote
         Voting Related
         Issues

 4.5     Antitakeover     Poison Pills                  Management proposals to ratify a poison pill                         C
         Defenses and
         Voting Related
         Issues

 4.6     Antitakeover     Shareholder Ability to Act    To restrict or prohibit shareholder ability to take action by        A
         Defenses and     by Written Consent            written consent
         Voting Related
         Issues

 4.7     Antitakeover     Shareholder Ability to Act    To allow or make easier shareholder action by written                F
         Defenses and     by Written Consent            consent
         Voting Related
         Issues

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                             BALLOT ITEM / PROPOSAL
NUMBER       CHAPTER               SECTION                       [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]            VOTE
------   --------------   ---------------------------   ----------------------------------------------------------------   ----

 4.8     Antitakeover     Shareholder Ability to Call   To restrict or prohibit shareholder ability to call special          A
         Defenses and     Special Meetings              meetings.
         Voting Related
         Issues

 4.9     Antitakeover     Shareholder Ability to Call   To remove restrictions on the right of shareholders to act           F
         Defenses and     Special Meetings              independently of management.
         Voting Related
         Issues

 4.10    Antitakeover     Supermajority Vote            To require a supermajority shareholder vote. P      y                A
         Defenses and     Requirements
         Voting Related
         Issues

 4.11    Antitakeover     Supermajority Requirements    To lower supermajority vote requirements.                            F
         Defenses and
         Voting Related
         Issues

 5.0     Mergers and      Appraisal Rights              To restore, or provide shareholders with, rights of appraisal.       A
         Corporate
         Restructurings

 5.1     Mergers and      Asset Purchases               On asset purchase proposals                                          C
         Corporate
         Restructurings

 5.2     Mergers and      Asset Sales                   Asset sales                                                          C
         Corporate
         Restructurings

 5.3     Mergers and      Bundled Proposals             Bundled or "conditioned" proxy proposals                             C
         Corporate
         Restructurings

 5.4     Mergers and      Conversion of Securities      Proposals regarding conversion of securities, absent                 C
         Corporate                                      penalties or likely bankruptcy.
         Restructurings

 5.5     Mergers and      Conversion of Securities      Proposals regarding conversion of securities, if it is               F
         Corporate                                      expected that the company will be subject to onerous
         Restructurings                                 penalties or will be forced to file for bankruptcy if the
                                                        transaction is not approved.

 5.6     Mergers and      Corporate Reorganization      Proposals to increase common and/or preferred shares and             C
         Corporate                                      to issue shares as part of a debt restructuring plan, absent
         Restructurings                                 likely bankruptcy.

 5.7     Mergers and      Corporate Reorganization      Proposals to increase common and/or preferred shares and             F
         Corporate                                      to issue shares as part of a debt restructuring plan where
         Restructurings                                 bankruptcy is likely if the transaction is not approved

 5.8     Mergers and      Formation of Holding          To form a holding company                                            C
         Corporate        Company
         Restructurings

 5.9     Mergers and      Going Private Transactions    To make the company private rather than public                       C
         Corporate        (LBOs and Minority Squeeze
         Restructurings   outs)

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                           BALLOT ITEM / PROPOSAL
NUMBER       CHAPTER                SECTION                      [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]            VOTE
------   --------------   ---------------------------   ----------------------------------------------------------------   ----
 5.10    Mergers and      Joint Ventures                To form joint ventures                                               C
         Corporate
         Restructurings

 5.11    Mergers and      Liquidations                  To liquidate when bankruptcy is not likely                           C
         Corporate
         Restructurings

 5.12    Mergers and      Liquidations                  To liquidate when bankruptcy is likely                               F
         Corporate
         Restructurings

 5.13    Mergers and      Mergers and Acquisitions/     To merge with or acquire another company                             C
         Corporate        Issuance of Shares to
         Restructurings   Facilitate Merger or
                          Acquisition

 5.14    Mergers and      Private Placements/           To issue a private placement security when bankruptcy is             C
         Corporate        Warrants/ Convertible         not likely
         Restructurings   Debentures

 5.15    Mergers and      Private Placements/           To issue a private placement security when bankruptcy is             F
         Corporate        Warrants/Convertible          not likely
         Restructurings   Debentures

 5.16    Mergers and      Spin-offs                     To spin off a unit or line of business                               C
         Corporate
         Restructurings

 5.17    Mergers and      Value Maximization            To maximize shareholder value by hiring a financial advisor          C
         Corporate        Proposals                     to explore strategic alternatives, selling the company or
         Restructurings                                 liquidating the company and distributing the proceeds to
                                                        shareholders.

 6.0     State of         Control Share Acquisition     To opt out of control share acquisition statutes                     F
         Incorporation    Provisions

 6.1     State of         Control Share Acquisition     To amend the charter to include control share acquisition            A
         Incorporation    Provisions                    provisions.

 6.2     State of         Control Share Acquisition     To restore voting rights to the control shares. g                    F
         Incorporation    Provisions

 6.3     State of         Control Share Cash out        To opt out of control share cash out statutes.                       F
         Incorporation    Provisions

 6.4     State of         Disgorgement Provisions       To opt out of state disgorgement provisions.                         F
         Incorporation

 6.5     State of         Fair Price Provisions         To adopt fair price provisions                                       C
         Incorporation

 6.6     State of         Fair Price Provisions         To adopt fair price provisions with shareholder vote                 A
         Incorporation                                  requirements greater than a majority of disinterested shares.

 6.7     State of         Freeze Out                    proposals to opt out of state freeze out provisions                  F
         Incorporation

 6.8     State of         Greenmail                     To adopt anti greenmail charter of bylaw amendments Or               F
         Incorporation                                  otherwise restrict a company's ability to make greenmail
                                                        payments.

 6.9     State of         Greenmail                     To adopt anti greenmail proposals when they are bundled              C
         Incorporation                                  with other charter or bylaw amendments.

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                          BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                SECTION                    [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------   -------------   ----------------------------   -----------------------------------------------------------   ----
 6.10    Incorporation   Reincorporation Proposals      To change a company's state of incorporation                    C
         State of
         Incorporation

 6.11    State of        Stakeholder Provisions         To consider non-shareholder constituencies or other             A
         Incorporation                                  non-financial effects when evaluating a merger or business combination.

 6.12    State of        State Anti takeover Statutes   To opt in or out of state takeover statutes (including          C
         Incorporation                                  control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions,
                                                        stakeholder laws, poison pill endorsements, severance pay
                                                        and labor contract provisions, anti greenmail provisions,
                                                        and disgorgement provisions).

 7.0     Capital         Adjustments to Par Value of    Management proposals to reduce or eliminate the par value       F
         Structure       Common Stock                   of common stock.

 7.1     Capital         Common Stock Authorization     To increase the number of shares of common stock authorized     C
         Structure                                      for issuance

 7.2     Capital         Common Stock Authorization     To increase the number of authorized shares of the class of     C
         Structure                                      stock that has superior voting rights.

 7.3     Capital         Common Stock Authorization     To approve increases beyond the allowable increase when a       F
         Structure                                      company's shares are in danger of being de-listed or if a
                                                        company's ability to continue to operate as a going concern is uncertain

 7.4     Capital         Dual-class Stock               Proposals to create a new class of common stock with            A
         Structure                                      superior voting rights

                                                        To create a new class of nonvoting or sub-voting common
                                                        stock if:

 7.5     Capital         Dual-class Stock               -    It is intended for financing purposes with minimal         F
         Structure                                      or no dilution to current shareholders -    It is not
                                                        designed to preserve the voting power of an insider or
                                                        significant shareholder

 7.6     Capital         Issue Stock for Use with       To increase authorized common stock for the explicit            A
         Structure       Rights Plan                    purpose of implementing a shareholder rights plan (poison
                                                        pill).

 7.7     Capital         Preemptive Rights              Shareholder proposals that seek preemptive rights               C
         Structure

 7.8     Capital         Preferred Stock                To authorizing the creation of new classes of preferred         A
         Structure                                      stock with unspecified voting, conversion, dividend
                                                        distribution, and other rights ("blank check" preferred
                                                        stock).

 7.9     Capital         Preferred Stock                To create "declawed" blank check preferred stock (stock         F
         Structure                                      that cannot be used as a takeover defense).

 7.10    Capital         Preferred Stock                To authorize preferred stock in cases where the company         F
         Structure                                      specifies the voting, dividend, conversion, and other
                                                        rights of such stock and the terms of the preferred stock
                                                        appear reasonable

 7.11    Capital         Preferred Stock                To increase the number of blank check preferred stock           A
         Structure                                      authorized for issuance when no shares have been issued or reserved for a specific purpose.

 7.12    Capital         Preferred Stock                To increase the number of blank check preferred shares          F
         Structure

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                          BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                SECTION                    [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------   -------------   ---------------------------   ------------------------------------------------------------   ----
 7.13    Capital         Recapitalization              Recapitalizations (reclassifications of securities)              C
         Structure

 7.14    Capital         Reverse Stock Splits          Management proposals to implement a reverse stock split          F
         Structure                                     when the number of authorized shares will be
                                                       proportionately reduced

 7.15    Capital         Reverse Stock Splits          Management proposals to implement a reverse stock split to       F
         Structure                                     avoid delisting.

 7.16    Capital         Reverse Stock Splits          To implement a reverse stock split that do not                   C
         Structure                                     proportionately reduce the number of shares authorized

 7.17    Capital         Share Repurchase Programs     Management proposals to institute open-market share              F
         Structure                                     repurchase plans in which all shareholders may participate on equal terms

 7.18    Capital         Stock Distributions: Splits   Management proposals to increase the common share                F
         Structure       and Dividends                 authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance

 7.19    Capital         Tracking Stock                To authorize the creation of tracking stock                      C
         Structure

 8.0     Executive and   Executive Compensation        To approve or disapprove executive compensation plans or         C
         Director                                      plan amendments.
         Compensation

 8.1     Executive and   Executive Compensation        To approve compensation plans that expressly permit the          A
         Director                                      re-pricing of underwater stock options without shareholder
         Compensation                                  approval.

 8.2     Executive and   Executive Compensation        Plans in which the CEO participates if there is a                A
         Director                                      disconnect between the CEO's pay and company performance
         Compensation

 8.3     Executive and   Director Compensation         Plans for directors                                              C
         Director
         Compensation

 8.4     Executive and   Stock Plans in Lieu of Cash   For plans which provide participants with the option of          C
         Director                                      taking all or a portion of their cash compensation in the
         Compensation                                  form of stock

 8.5     Executive and   Stock Plans in Lieu of Cash   Plans which provide a dollar-for-dollar cash for stock           F
         Director                                      exchange
         Compensation

 8.6     Executive and   Stock Plans in Lieu of Cash   Plans which do not provide a dollar-for-dollar cash for          A
         Director                                      stock exchange
         Compensation

 8.7     Executive and   Director Retirement Plans     Retirement plans for non-employee directors.                     A
         Director
         Compensation

 8.8     Executive and   Director Retirement Plans     Shareholder proposals to eliminate retirement plans for          F
         Director                                      non-employee directors
         Compensation

 8.9     Executive and   Management Proposals          On management proposals seeking approval to re-price options     A
         Director        Seeking Approval to Re
         Compensation    price Options

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                          BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------   -------------   ---------------------------   -----------------------------------------------------------   ----
 8.10    Executive and   Voting on Compensation        Shareholder proposals to submit executive compensation to a     A
         Director                                      vote.
         Compensation

 8.11    Executive and   Employee Stock Purchase       Employee stock purchase plans not described below               C
         Director        Plans
         Compensation

 8.12    Executive and   Employee Stock Purchase       Employee stock purchase plans where all of the following        F
         Director        Plans                         apply Purchase price is at least 85 percent of fair market
         Compensation                                  value Offering period is 27 months or less

 8.13    Executive and   Employee Stock Purchase       Employee stock purchase plans where any of the following        A
         Director        Plans                         apply Purchase price is less than 85 percent of fair market
         Compensation                                  value, or Offering period is greater than 27 months

 8.14    Executive and   Incentive Bonus Plans and     Simply amend shareholder-approved compensation plans to         F
         Director        Tax Deductibility Proposals   include administrative features or place a cap on the
         Compensation                                  annual grants any one participant may receive to comply
                                                       with the provisions of Section 162(m).

 8.15    Executive and   Incentive Bonus Plans and     To add performance goals to existing compensation plans to      F
         Director        Tax Deductibility Proposals   comply with the provisions of Section 162(m)
         Compensation

 8.16    Executive and   Incentive Bonus Plans and     Plans to increase shares reserved and to qualify for            F
         Director        Tax Deductibility Proposals   favorable tax treatment under the provisions of Section
         Compensation                                  162(m)

 8.17    Executive and   Incentive Bonus Plans and     Cash or cash and stock bonus plans that are submitted to        F
         Director        Tax Deductibility Proposals   shareholders for the purpose of exempting compensation from
         Compensation                                  taxes under the provisions of Section 162(m) if no increase in shares is requested.

 8.18    Executive and   Employee Stock Ownership      To implement an ESOP or increase authorized shares for          F
         Director        Plans (ESOPs)                 existing ESOPs, unless the number of shares allocated to
         Compensation                                  the ESOP is excessive (more than five percent of
                                                       outstanding shares.)

 8.19    Executive and   401(k) Employee Benefit       To implement a 401(k) savings plan for employees.               F
         Director        Plans
         Compensation

 8.20    Executive and   Shareholder Proposals         Shareholder proposals seeking additional disclosure of          A
         Director        Regarding Executive and       executive and director pay information,
         Compensation    Director Pay

 8.21    Executive and   Shareholder Proposals         Shareholder proposals seeking to set absolute levels on         A
         Director        Regarding Executive and       compensation or otherwise dictate the amount or form of
         Compensation    Director Pay                  compensation.

 8.22    Executive and   Shareholder Proposals         Shareholder proposals requiring director fees be paid in        A
         Director        Regarding Executive and       stock only
         Compensation    Director Pay

 8.23    Executive and   Shareholder Proposals         Shareholder proposals to put option re-pricings to a            F
         Director        Regarding Executive and       shareholder vote
         Compensation    Director Pay

 8.24    Executive and   Shareholder Proposals         For all other shareholder proposals regarding executive and     C
         Director        Regarding Executive and       director pay
         Compensation    Director Pay

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                         BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER               SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------   -------------   --------------------------   -----------------------------------------------------------   ----
 8.25    Executive and   Option Expensing             Shareholder proposals asking the company to expense stock       A
         Director                                     options
         Compensation

 8.26    Executive and   Performance- Based Stock     Shareholder proposals advocating the use of                     A
         Director        Options                      performance-based stock options (indexed, premium-priced,
         Compensation                                 and performance-vested options).

 8.27    Executive and   Golden Parachutes and        Shareholder proposals to require golden parachutes or           A
         Director        Executive Severance          executive severance agreements to be submitted for
         Compensation    Agreements                   shareholder ratification

 8.28    Executive and   Golden Parachutes and        Proposals to ratify or cancel golden parachutes.                C
         Director        Executive Severance
         Compensation    Agreements

 8.29    Executive and   Pension Plan Income          Shareholder proposals to exclude pension plan income in the     F
         Director        Accounting                   calculation of earnings used in determining executive
         Compensation                                 bonuses/compensation

 8.30    Executive and   Supplemental Executive       Shareholder proposals requesting to put extraordinary           A
         Director        Retirement Plans (SERPs)     benefits contained in SERP agreements to a shareholder vote
         Compensation

 8.31    Executive and   Equity Based Compensation    Management proposals for equity plans that have high            A
         Director        Plans                        average three year burn rates.
         Compensation

 9.0     Social and      CONSUMER ISSUES AND PUBLIC   To phase out the use of animals in product testing              A
         Environmental   SAFETY: Animal Rights
         Issues

 9.1     Social and      CONSUMER ISSUES AND PUBLIC   To implement price restraints on pharmaceutical products        A
         Environmental   SAFETY: Drug Pricing
         Issues

 9.2     Social and      CONSUMER PUBLIC ISSUES AND   To voluntarily label genetically engineered (GE)                A
         Environmental   SAFETY:                      ingredients in their products or alternatively to provide
         Issues          SAFTY: Genetically           interim labeling and eventually eliminate GE ingredients
                         Modified Foods               due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

 9.3     Social and      Genetically Modified Foods   A report on the feasibility of labeling products containing     A
         Environmental                                GE ingredients
         Issues

 9.4     Social and      Genetically Modified Foods   A report on the financial, legal, and environmental impact      A
         Environmental                                of continued use of GE ingredients/seeds
         Issues

 9.5     Social and      Genetically Modified Foods   Report on the health and environmental effects of               A
         Environmental                                genetically modified organisms (GMOs)
         Issues

 9.6     Social and      Genetically Modified Foods   To completely phase out GE ingredients from the company's       A
         Environmental                                products or proposals asking for reports outlining the
         Issues                                       steps necessary to eliminate GE ingredients from the
                                                      company's products. Such resolutions presuppose that there are proven health risks to GE ingredients

 9.7     Social and      CONSUMER ISSUES AND PUBLIC   Reports on a company's policies aimed at curtailing gun         A
         Environmental   SAFETY:                      violence in the United States
         Issues          Handguns

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                         BALLOT ITEM / PROPOSAL
NUMBER      CHAPTER                 SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]         VOTE
------   -------------    --------------------------   -----------------------------------------------------------   ----
  9.8    Social and       CONSUMER ISSUES              Reports outlining the impact of the health pandemic            A
         Environmental    AND PUBLIC SAFETY:           (HIV/AIDS, malaria and tuberculosis) on the company's
         Issues           HIV/AIDS                     Sub-Saharan operations

  9.9    Social and       HIV/AIDS                     To establish, implement, and report on a standard of           A
         Environmental                                 response to the HIV/AIDS, tuberculosis and malaria health
         Issues                                        pandemic in Africa and other developing countries

 9.10    Social and       CONSUMER ISSUES              Reports on the company's procedures for preventing             A
         Environmental    AND PUBLIC SAFETY:           predatory lending, including the establishment of a board
         Issues           Predatory Lending            committee for oversight,

 9.11    Social and       CONSUMER ISSUES              Proposals seeking stronger product warnings                    A
         Environmental    AND PUBLIC SAFETY:
         Issues           Tobacco

 9.12    Social and       Tobacco                      Proposals asking that the company's operating facilities be    A
         Environmental                                 smoke-free
         Issues

 9.13    Social and       Tobacco                      Proposals dealing with product placement in stores or          A
         Environmental                                 advertising to youth.
         Issues

 9.14    Social and       Tobacco                      Proposals asking the company to cease production of            A
         Environmental                                 tobacco-related products or cease selling products to
         Issues                                        tobacco companies.

 9.15    Social and       Tobacco                      Proposals to spin-off tobacco-related businesses:              A
         Environmental
         Issues

 9.16    Social and       Tobacco                      Proposals prohibiting investment in tobacco equities.          A
         Environmental
         Issues

 9.17    Social and       ENVIRONMENT AND              Requests for reports outlining potential environmental         A
         Environmental    ENERGY: Arctic National      damage from drilling in the Arctic National Wildlife Refuge
         Issues           Wildlife Refuge              (ANWR)

 9.18    Social and       ENVIRONMENT AND              Proposals to adopt the CERES Principles                        A
         Environmental    ENERGY: CERES
         Issues           Principles

 9.19    Social and       ENVIRONMENT AND              Proposals requests reports assessing economic risks of         A
         Environmental    ENERGY: Environmental-       environmental pollution or climate change.
         Issues           Economic Risk Report

 9.20    Social and       Environmental Reports        Proposals for reports disclosing the company's                 A
         Environmental                                 environmental policies.
         Issues

 9.21    Social and       ENVIRONMENT AND              Proposals to make reports on the level of greenhouse gas       A
         Environmental    ENERGY: Global               emissions from the company's operations and products.
         Issues           Warming

 9.22    Social and       ENVIRONMENT AND              Proposals to adopt a comprehensive recycling strategy          A
         Environmental    ENERGY: Recycling
         Issues
 9.23    Social and       ENVIRONMENT AND              Proposals to incest in renewable energy sources.               A
         Environmental    ENERGY: Renewable
         Issues           Energy

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                       BALLOT ITEM / PROPOSAL
NUMBER     CHAPTER               SECTION                   [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]        VOTE
------  -------------    -------------------------  -----------------------------------------------------------  ----
 9.24   Social and       Renewable Energy           Requests for reports on the feasibility of developing          A
        Environmental                               renewable energy sources
        Issues

 9.25   Social and       ENVIRONMENT AND            Proposals to make report on its policies and practices         A
        Environmental    ENERGY: Sustainability     related to social, environmental, and economic
        Issues           Report                     sustainability

 9.26   Social and       GENERAL CORPORATE          Proposals to affirm political nonpartisanship in the           A
        Environmental    ISSUES: Charitable/        workplace
        Issues           Political Contributions

 9.27   Social and       Charitable/ Political      Proposals to report or publish in newspapers the company's     A
        Environmental    Contributions              political contributions
        Issues

 9.28   Social and       Charitable/ Political      Proposals to prohibit the company from making political        A
        Environmental    Contributions              contributions
        issues

 9.29   Social and       Charitable/ Political      Proposals to restrict the company from making charitable       A
        Environmental    Contributions              contributions
        Issues

 9.30   Social and       Charitable/ Political      Proposals to publish a list of company executives,             A
        Environmental    Contributions              directors, consultants, legal counsels, lobbyists, or
        Issues                                      investment bankers that have prior government service and
                                                    whether such service had a bearing on the business of the
                                                    company

 9.31   Social and       GENERAL CORPORATE          Proposals to review ways of linking executive compensation     A
        Environmental    ISSUES: Link Executive     to social factors
        Issues           Compensation to Social
                         Performance

 9.32   Social and       LABOR STANDARDS            Proposals to implement the China Principles.                   A
        Environmental    AND HUMAN AN
        Issues           RIGHTS: China Principles

 9.33   Social and       LABOR STANDARDS AND HUMAN  Proposals to make reports detailing the company's              A
        Environmental    RIGHTS: Country-specific   operations in a particular country and steps to protect
        Issues           human rights reports       human rights

 9.34   Social and       LABOR STANDARDS            Proposals to implement certain human rights standards at       A
        Environmental    AND HUMAN RIGHTS:          company facilities or those of its suppliers and to commit
        Issues           International Codes of     to outside, independent monitoring
                         Conduct/Vendor Standards

 9.35   Social and       LABOR STANDARDS            Proposals to endorse or increase activity on the MacBride      A
        Environmental    AND HUMAN RIGHTS:          Principles.
        Issues           MacBride Principles

 9.36   Social and       MILITARY BUSINESS:         Proposals to make reports on foreign military sales or         A
        Environmental    Foreign Military           offsets.
        Issues           Sales/Offsets

 9.37   Social and       MILITARY BUSINESS:         Proposals asking the company to renounce future involvement    A
        Environmental    Landmines and Cluster      in antipersonnel landmine production
        Issues           Bombs

 9.38   Social and       MILITARY BUSINESS:         Proposals asking the company to cease production of nuclear    A
        Environmental    Nuclear Weapons            weapons components and delivery systems, including
        Issues                                      disengaging from current and proposed contracts

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                     BALLOT ITEM / PROPOSAL
NUMBER     CHAPTER               SECTION                  [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------  -------------    -----------------------    -----------------------------------------------------------   ----
 9.39   Social and       MILITARY BUSINESS:         Proposals asking the company to appoint a board committee      A
        Environmental    Operations in Nations      review and report outlining the company's financial and
        Issues           Sponsoring Terrorism       reputational risks from its operations in Iran,
                         (Iran)

 9.40   Social and       MILITARY BUSINESS:         Proposals asking the company to make reports on a company's    A
        Environmental    Spaced-Based               involvement in spaced-based weaponization
        Issues           Weaponization

 9.41   Social and       WORKPLACE                  Requests for reports on the company's efforts to diversify     F
        Environmental    DIVERSITY: Board           the board,
        Issues           Diversity

 9.42   Social and       WORKPLACE                  Proposals asking the company to increase the representation    C
        Environmental    DIVERSITY: Board           of women and minorities on the board
        Issues           Diversity

 9.43   Social and       WORKPLACE                  Proposals to increase regulatory oversight of EEO programs     A
        Environmental    DIVERSITY: Equal
        Issues           Employment Opportunity
                         (EEO)

 9.44   Social and       WORKPLACE                  To increase regulatory oversight of EEO programs and Glass     A
        Environmental    DIVERSITY: Glass           Ceiling proposals
        Issues           Ceiling

 9.45   Social and       WORKPLACE                  Proposals to amend a company's EEO statement in order to       A
        Environmental    DIVERSITY: Sexual          prohibit discrimination based on sexual orientation
        Issues           Orientation

 9.46   Social and       Sexual Orientation         Proposals to extend company benefits to or eliminate           A
        Environmental                               benefits from domestic partners
        Issues

 9.47   Social and       Outsourcing                Proposals asking for companies to report on the risks          A
        Environmental                               associated with outsourcing or offshoring.
        Issues

 10.0   Mutual Fund      Election of Directors      Director nominees who are not described below                  F
        Proxies

 10.1   Mutual Fund      Election of Directors      Ignore a shareholder proposal that is approved by a            W
        Proxies                                     majority of the votes cast for two consecutive years

 10.2   Mutual Fund      Convert Closed end         Conversion Proposals                                           C
        Proxies          Fund to Open-end Fund

 10.3   Mutual Fund      Proxy Contests             Proxy Contests                                                 C
        Proxies

 10.4   Mutual Fund      Investment Advisory        Investment Advisory Agreements                                 F
        Proxies          Agreements

 10.5   Mutual Fund      Approve New Classes or     The establishment of new classes or series of shares.          F
        Proxies          Series of Shares

 10.6   Mutual Fund      Change Fundamental         Proposals to change a fund's fundamental restriction to a      C
        Proxies          Restriction to             non fundamental restriction
                         Nonfundamental
                         Restriction

 10.7   Mutual Fund      Change Fundamental         Proposals to change a fund's fundamental investment            C
        Proxies          Investment Objective to    objective to a non fundamental investment objective
                         Non-fundamental

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                      BALLOT ITEM / PROPOSAL
NUMBER    CHAPTER                 SECTION                 [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]          VOTE
------  -----------      -------------------------  -----------------------------------------------------------   ----
 10.8   Mutual Fund      Name Change Proposals      Name change proposals.                                         F
        Proxies

 10.9   Mutual Fund      Change in Fund's Sub       To change a fund's sub-classification                          F
        Proxies          classification

10.10   Mutual Fund      Disposition of             To dispose of assets, liquidate or terminate the fund          F
        Proxies          Assets/Termination/Liquid
                         ation

10.11   Mutual Fund      Changes to the Charter     To make changes to the charter document                        C
        Proxies          Document

10.12   Mutual Fund      Changes to the Charter     Removal shareholder approval requirement to reorganize or      F
        Proxies          Document                   terminate the trust or any of its series

10.13   Mutual Fund      Changes to the Charter     Removal of shareholder approval requirement for amendments     F
        Proxies          Document                   to the new declaration of trust

10.14   Mutual Fund      Changes to the Charter     Removal of shareholder approval requirement to amend the       F
        proxies          Document                   fund's management contract, allowing the contract to be
                                                    modified by the investment manager and the trust
                                                    management, as permitted by the 1940 Act

10.15   Mutual Fund      Changes to the Charter     Allow the trustees to impose other fees in addition to         F
        Proxies          Document                   sales charges on investment in a fund, such as deferred
                                                    sales charges and redemption fees that may be imposed upon redemption of a fund's shares

10.16   Mutual Fund      Changes to the Charter     Removal of shareholder approval requirement to engage in       F
        Proxies          Document                   and terminate Sub-advisory arrangements

10.17   Mutual Fund      Changes to the Charter     Removal of shareholder approval requirement to change the      F
        Proxies          Document                   domicile of the fund

10.18   Mutual Fund      Change the Fund's          Fund's Reincorporation                                         C
        Proxies          Domicile

10.19   Mutual Fund      Authorize the Board to     Proposals authorizing the board to hire/terminate sub          F
        Proxies          Hire and Terminate         advisors without shareholder approval.
                         Subadvisors Without
                         Shareholder Approval

10.20   Mutual Fund      Distribution Agreements    Distribution agreements                                        F
        Proxies

10.21   Mutual Fund      Master-Feeder Structure    Establishment of a master-feeder structure.                    F
        Proxies

10.22   Mutual Fund      Mergers                    Mergers and Acquisitions                                       C
        Proxies

10.23   Mutual Fund      Shareholder Proposals to   To mandate a specific minimum amount of stock that             A
        Proxies          Establish Director         directors must own in order to qualify as a director or to
                         Ownership Requirement      remain on the board

10.24   Mutual Fund      Shareholder Proposals to   To reimburse proxy solicitation expenses                       C
        Proxies          Reimburse Proxy
                         Solicitation Expenses

10.25   Mutual Fund      Shareholder Proposals to   To terminate the investment advisor                            C
        Proxies          Terminate Investment
                         Advisor

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 57

ITEM 23. Exhibits:

(a) Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-00-000528 on September 21, 2000.

(c)      Not applicable.

(d)(1) Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000912057-96-015938 on July 31, 1996.

(d)(2) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(3) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(d)(4) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-05-001587 on February 28, 2005.

(d)(5) Revised Schedule A dated November 19, 2004 to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement between the Registrant and Trusco Capital Management dated June 15, 1993 is filed herewith.

(e)(1) Distribution Agreement dated July 26, 2004 between the Registrant and BISYS Fund Services, Limited Partnership is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(e)(2) Amended Schedule A dated November 19, 2004 to the Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership dated July 26, 2004 is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(f)      Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-

         Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(5) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now SunTrust Bank) is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-009220 on December 30, 2004.

(h)(4) Amended Schedule A dated November 19, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit
         (h)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(5) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(6) Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000950152-04-005770 on July 30, 2004.

(h)(7) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(h)(8) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for T Shares is incorporated herein by reference to Exhibit (h)(6) of Post-Effective

         Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(9) Amended Schedule A, revised as of August 20, 2004, to the Shareholder Service Plan and Agreement for Institutional Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(10) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is filed herewith.

(i)      Not applicable.

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan relating to A Shares (formerly Investor Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Plan relating to L Shares (formerly Flex Shares) dated February 15, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post Effective No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.

(m)(3) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
         0000935069-03-001371 on September 30, 2003.

(m)(4) Amended Schedule A, revised as of November 19, 2004, to the Distribution Plan for A Shares is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(m)(5) Amended Schedule A, to the Distribution Plan for A Shares is filed herewith.

(n)(1) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit
         (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(n)(2)   Form of 18f-3 Multiple Class Plan is filed herewith.

(o)      Not applicable.

(p)(1)   Code of Ethics for STI Classic Funds is filed herewith.

(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership is filed herewith.

(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services, Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Funds. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                                NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
--------------------------------------------   -------------------------------   -----------------------------
David Eidson                                        SunTrust Banks, Inc.             Senior Vice President
Director                                                SunTrust Bank                Senior Vice President
                                                  SunTrust Capital Markets           Senior Vice President

William H. Rogers                                   SunTrust Banks, Inc.            Executive Vice President
Director

Douglas S. Phillips                                     SunTrust Bank               Chief Investment Officer
President/CEO/Director                         Zevenbergen Capital Investments              Director
                                                             LLC

Paul L. Robertson, III                              SunTrust Banks, Inc.                 Vice President
Executive Vice President/Secretary/Treasurer            SunTrust Bank                    Vice President

Andrew J. Muldoon, III                                  SunTrust Bank               Executive Vice President
Executive Vice President

G. Bradley Ball                                         SunTrust Bank                    Vice President
Executive Vice President

Elizabeth G. Pola                              Zevenbergen Capital Investments              Director
Executive Vice President                                     LLC

Robert J. Rhodes                                        SunTrust Bank                       Officer
Executive Vice President

Christina Seix                                               --                                --
Executive Vice President

John Talty                                                   --                                --
Executive Vice President

David C. Anderson                                       SunTrust Bank                    Vice President
Vice President

Charles B. Arrington                                    SunTrust Bank                       Officer
Vice President

Frances J. Aylor                                             --                                --
Vice President

Brett L. Barner                                         SunTrust Bank                       Officer
Managing Director

James N. Behre                                               --                                --
Vice President

Richard M. Bemis                                        SunTrust Bank                    Vice President
Vice President

NAME                     NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----------------------   ---------------------   -----------------------------
Theresa N. Benson            SunTrust Bank               Vice President
Vice President

Edward E. Best               SunTrust Bank                  Officer
Managing Director

Glen Blackston                    --                           --
Vice President

Gordon Boardway                   --                           --
Vice President

Matthew Boden                     --                           --
Vice President

Noel Crissman Boggan         SunTrust Bank                  Officer
Vice President

Robert S. Bowman             SunTrust Bank                  Officer
Managing Director

John Brennan                      --                           --
Vice President

Casey C. Brogdon             SunTrust Bank                  Officer
Managing Director

Daniel Bromstad                   --                           --
Vice President

Marlon Brown                 SunTrust Bank                  Officer
Vice President

William B. Buie              SunTrust Bank                  Officer
Vice President

Joseph Calbrese                   --                           --
Managing Director

George E. Calvert, Jr.       SunTrust Bank                  Officer
Vice President

Ann Caner                    SunTrust Bank               Vice President
Vice President

Matthew Carney                    --                           --
Vice President

Christopher D. Carter        SunTrust Bank               Vice President
Vice President

Carlos Catoya                     --                           --
Vice President

NAME                        NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
-------------------------   ---------------------   -----------------------------
Denise E. Claridy                   --                           --
Vice President

Benjamin M. Clark              SunTrust Bank               Vice President
Vice President

Shane Coldren                  SunTrust Bank                  Officer
Managing Director

Robert W. Corner               SunTrust Bank                  Officer
Managing Director

Scott Craig                         --                           --
Vice President

Stacey Culver                       --                           --
Vice President

William Davis                       --                           --
Vice President

J. Chadwick Deakins            SunTrust Bank                  Officer
Managing Director

Louis Joseph Douglass, IV           --                           --
Vice President

Martin J. Duffy                SunTrust Bank                  Officer
Vice President

Mary Durkin                    SunTrust Bank                  Officer
Vice President

Bob M. Farmer                  SunTrust Bank               Vice President
Managing Director

Douglas J. Farmer                   --                           --
Vice President

Robert Felice                       --                           --
Managing Director

James Fitzpatrick                   --                           --
Vice President

John Floyd                     SunTrust Bank                  Officer
Managing Director

James P. Foster                SunTrust Bank                  Officer
Managing Director

Gregory Fraser                      --                           --
Vice President

NAME                    NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
---------------------   ---------------------   -----------------------------
Holly Freeman               SunTrust Bank               Vice President
Vice President

Laura B. Friend                  --                           --
Vice President

Elena Fyodorova                  --                           --
Vice President

Michelle Gallo                   --                           --
Vice President

Mark D. Garfinkel           SunTrust Bank                  Officer
Managing Director

Alan M. Gayle                    --                           --
Managing Director

Eunice Gillespie            SunTrust Bank               Vice President
Vice President

Frank P. Giove                   --                           --
Vice President

Steven Elliott Gordon       SunTrust Bank               Vice President
Managing Director

George Goudelias                 --                           --
Managing Director

David Grachek               SunTrust Bank               Vice President
Vice President

Neil L. Halpert                  --                           --
Vice President

Melvin E. Hamilton          SunTrust Bank               Vice President
Managing Director

Edward Hugh Head                 --                           --
Vice President

Michael Todd Hill           SunTrust Bank                  Officer
Vice President

Michael J. Honsharuk        SunTrust Bank                  Officer
Vice President

Debra Hooper                SunTrust Bank               Vice President
Vice President

NAME                   NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------   ---------------------   -----------------------------
Deborah Hopkins                 --                           --
Vice President

David Hunt                      --                           --
Vice President

Michael A. Jenacova             --                           --
Vice President

Jim Johnstone                   --                           --
Vice President

Christopher A. Jones            --                           --
Managing Director

Christine Y. Keefe         SunTrust Bank               Vice President
Vice President

Nat King                        --                           --
Vice President

Michael Kirkpatrick             --                           --
Vice President

Patrick W. Kirksey              --                           --
Vice President

James E. Kofron            SunTrust Bank                  Officer
Vice President

Ray Kramer                      --                           --
Vice President

Ken Kresch                      --                           --
Vice President

Deborah LaBerge                 --                           --
Managing Director

Deborah A. Lamb         SunTrust Banks, Inc.              Officer
Managing Director          SunTrust Bank                  Officer

Wayne G. Larochelle        SunTrust Bank               Vice President
Managing Director

Gerard Leen                     --                           --
Vice President

Charles B. Leonard         SunTrust Bank                  Officer
Managing Director

Carla Leslie                    --                           --
Managing Director

NAME                    NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
---------------------   ---------------------   -----------------------------
Biron Lim                        --                           --
Vice President

Tina Y. Long                     --                           --
Vice President

William Longan              SunTrust Bank                  Officer
Vice President

Jennifer J. Love            SunTrust Bank               Vice President
Vice President

Kimberly C. Maichle         SunTrust Bank                  Officer
Vice President

James B. Mallory            SunTrust Bank               Vice President
Vice President

Jeffrey E. Markunas         SunTrust Bank                  Officer
Managing Director

Patrick K. Mason            SunTrust Bank               Vice President
Vice President

Mike McEachern                   --                           --
Managing Director

Andrew McGhee                    --                           --
Managing Director

Evan Melcher                SunTrust Bank                  Officer
Vice President

Tom Meyers                       --                           --
Managing Director

R. Douglas Mitchell              --                           --
Vice President

Peter T. Montgomery         SunTrust Bank                  Officer
Vice President

Sharon Moran                     --                           --
Vice President

Elizabeth T. Morrison       SunTrust Bank                  Officer
Vice President

Stephen Murrin                   --                           --
Vice President

Timothy James Nash          SunTrust Bank                  Officer
Vice President

NAME                   NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------   ---------------------   -----------------------------
Robert Neinken             SunTrust Bank               Vice President
Managing Director

Harold F. Nelson           SunTrust Bank                  Officer
Managing Director

Brian Nold                      --                           --
Vice President

Brian O'Connell                 --                           --
Managing Director

Thomas J. O'Neil                --                           --
Vice President

Agnes G. Pampush           SunTrust Bank                  Officer
Managing Director

Cynthia Panebianco              --                           --
Vice President

Christopher Paolella       SunTrust Bank               Vice President
Managing Director

Patrick Paparelli       SunTrust Banks, Inc.           Vice President
Managing Director          SunTrust Bank               Vice President

Sheri L. Paquette          SunTrust Bank                  Officer
Vice President

Ty Parrish                 SunTrust Bank               Vice President
Vice President

Ronnie G. Pennell          SunTrust Bank                  Officer
Vice President

Elliott A. Perny           SunTrust Bank                  Officer
Managing Director

James Phebus Jr.           SunTrust Bank                  Officer
Vice President

Gary Plourde               SunTrust Bank               Vice President
Managing Director

Sean Porrello                   --                           --
Vice President

Raymond Prophater               --                           --
Vice President

Joe E. Ransom              SunTrust Bank                  Officer
Managing Director

NAME                       NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
------------------------   ---------------------   -----------------------------
Boyce G. Reid                  SunTrust Bank                  Officer
Vice President

David W. Reidy                      --                           --
Vice President

Kristin Hildebrand Ribic            --                           --
Vice President

Mills A. Riddick               SunTrust Bank                  Officer
Managing Director

Josie C. Rosson                     --                           --
Managing Director

James L. Savage                SunTrust Bank                  Officer
Vice President

Diane Schmidt                       --                           --
Vice President

Marc H. Schneidau              SunTrust Bank                  Officer
Managing Director

Ronald H. Schwartz             SunTrust Bank                  Officer
Managing Director

Michael G. Sebesta             SunTrust Bank                  Officer
Managing Director

Dusty L. Self                  SunTrust Bank                  Officer
Vice President

Bob Sherman                         --                           --
Managing Director

Julia Short                         --                           --
Vice President

Robin Shulman                       --                           --
Managing Director

Garrett P. Smith               SunTrust Bank                  Officer
Managing Director

George D. Smith, Jr.           SunTrust Bank                  Officer
Managing Director

Stephen Smith                       --                           --
Vice President

E. Dean Speer                  SunTrust Bank                  Officer
Vice President

NAME                   NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
--------------------   ---------------------   -----------------------------
Ellen Spong                SunTrust Bank               Vice President
Managing Director

Jeffrey St. Amand               --                           --
Vice President

Celia S. Stanley                --                           --
Vice President

John H. Stebbins        SunTrust Banks, Inc.           Vice President
Managing Director          SunTrust Bank               Vice President

Chad K. Stephens           SunTrust Bank                  Officer
Vice President

Adam C. Stewart                 --                           --
Vice President

E. Sonny Surkin            SunTrust Bank                  Officer
Vice President

Hubert Swecker             SunTrust Bank               Vice President
Vice President

Paul V. Taffe              SunTrust Bank               Vice President
Vice President

William F. Tarry           SunTrust Bank                  Officer
Vice President

Parker W. Thomas Jr.       SunTrust Bank                  Officer
Managing Director

James M. Thomas            SunTrust Bank               Vice President
Vice President

Perry Troisi                    --                           --
Managing Director

Stuart F. Van Arsdale      SunTrust Bank                  Officer
Managing Director

David M. Walrod                 --                           --
Vice President

Casey Walsh                     --                           --
Vice President

Francis P. Walsh                --                           --
Vice President

Joseph Walsh               SunTrust Bank               Vice President
Vice President

NAME                     NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
----------------------   ---------------------   -----------------------------
George Way                        --                          --
Vice President

Adrien Webb                       --                          --
Managing Director

Gregory Webster                   --                          --
Vice President

Darren C. Weems                   --                          --
Vice President

Matthew Welden                    --                          --
Vice President

Ellen Welsh                       --                          --
Managing Director

Elizabeth Wilson                  --                          --
Managing Director

William L. Wilson, Jr.       SunTrust Bank                 Officer
Vice President

Tom Winters                       --                          --
Managing Director

Donald Wordell               SunTrust Bank                 Officer
Vice President

Natalie Wright                    --                          --
Vice President

Stephen M. Yarbrough      SunTrust Banks, Inc.          Vice President
Managing Director            SunTrust Bank              Vice President

Steven M. Yates              SunTrust Bank                 Officer
Managing Director

Jay Young                         --                          --
Vice President

Jon Yozzo                         --                          --
Vice President

Scott Yuschak                     --                          --
Vice President

Sam Zona                          --                          --
Managing Director

Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle Washington 98101.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                             NAME OF OTHER COMPANY    CONNECTION WITH OTHER COMPANY
----------------------------------------------   ----------------------   -----------------------------
Brooke de Boutray                                Rivendell Captial Inc.             Principal
Managing Director, Portfolio Manager

Lisa Foley                                       Rivendell Captial Inc.             Principal
Managing Director, Investment Officer

Leslie Tubbs                                     Rivendell Captial Inc.             Principal
Managing Director, Portfolio Manager and Chief
Compliance Officer

Jim Fasano                                       Rivendell Captial Inc.             Principal
Managing Director, Investment Officer

Herb Albin                                       Rivendell Captial Inc.             Principal
Managing Director, Investment Officer

Nancy A. Zevenbergen                             Rivendell Capital Inc.             President
President and Chief Investment Officer

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

         American Independence Funds Trust
         American Performance Funds
         AmSouth Funds
         BB&T Funds
         The Coventry Group
         Excelsior Funds, Inc.
         First Focus Funds, Inc.
         The Hirtle Callaghan Trust
         HSBC Advisor Funds Trust
         HSBC Investor Funds
         HSBC Investor Portfolios
         Legacy Funds Group
         MMA Praxis Mutual Funds
         Old Westbury Funds, Inc.

         Pacific Capital Funds
         STI Classic Variable Trust
         USAllianz Variable Insurance Products Trust
         Variable Insurance Funds
         Vintage Mutual Funds, Inc.

         BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                               Position and Office                 Positions and Offices
Name and Address                                with Underwriter                      with Registrant
------------------------------   -----------------------------------------------   ---------------------
BISYS Fund Services Ohio, Inc.   Sole Limited Partner                                      None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.        Sole General Partner                                      None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                 President
James L. Fox                     Director
Edward S. Forman                 Secretary and Director
Charles L. Booth                 Vice President and Assistant Compliance Officer
Richard F. Froio                 Vice President and Chief Compliance Officer
Stephen E. Hoffman               Treasurer
Robert A. Bucher                 Financial and Operations Principal

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

         SunTrust Bank
         303 Peachtree Street, N.E.
         Atlanta, GA  30308

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
         (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

         BISYS Fund Services, Ohio, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

         Trusco Capital Management, Inc.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management, Inc.
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management, Inc.
         25 Park Place
         Atlanta, Georgia  30303

         Trusco Capital Management, Inc.
         300 Tice Boulevard
         Woodcliff Lake, New Jersey  07677

         Zevenbergen Capital Investments LLC
         601 Union Street
         Seattle, Washington  98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 57 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 18th day of May, 2005.

                                               By: /s/ R. Jeffrey Young*
                                                   ---------------------------
                                                   R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ F. Wendell Gooch*                   Trustee                           May 18, 2005
------------------------------------
         F. Wendell Gooch

/s/ Jonathan T. Walton*                 Trustee                           May 18, 2005
------------------------------------
         Jonathan T. Walton

/s/ James O. Robbins*                   Trustee                           May 18, 2005
------------------------------------
         James O. Robbins

/s/ Thomas Gallagher*                   Trustee                           May 18, 2005
------------------------------------
         Thomas Gallagher

/s/ Richard W. Courts, II*              Trustee                           May 18, 2005
------------------------------------
         Richard W. Courts, II

/s/ Clarence H. Ridley*                 Trustee                           May 18, 2005
------------------------------------
         Clarence H. Ridley

/s/ Warren Y. Jobe*                     Trustee                           May 18, 2005
------------------------------------
         Warren Y. Jobe

/s/ Charles D. Winslow*                 Trustee                           May 18, 2005
------------------------------------
         Charles D. Winslow

/s/ Sidney E. Harris*                   Trustee                           May 18, 2005
------------------------------------
         Sidney E. Harris

/s/ Connie McDaniel                     Trustee                           May 18, 2005
------------------------------
         Connie McDaniel

/s/ R. Jeffrey Young*                   President                         May 18, 2005
------------------------------------
         R. Jeffrey Young

/s/ David L. Hughes*                    Treasurer & Chief                 May 18, 2005
------------------------------------    Financial Officer
         David L. Hughes

* By /s/ Julie Powers
     -------------------------------
     Julie Powers, pursuant to the powers of attorney filed  herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 15th day of February, 2005.

/s/ Clarence H. Ridley                        /s/ Richard W. Courts, II
----------------------------------            --------------------------------
Clarence H. Ridley, Trustee                   Richard W. Courts, II, Trustee

/s/ Thomas Gallagher                          /s/ F. Wendell Gooch
----------------------------------            --------------------------------
Thomas Gallagher, Trustee                     F. Wendell Gooch, Trustee

/s/ James O. Robbins                          /s/ Jonathan T. Walton
----------------------------------            --------------------------------
James O. Robbins, Trustee                     Jonathan T. Walton, Trustee

/s/ Sidney E. Harris                          /s/ Warren Y. Jobe
----------------------------------            --------------------------------
Sidney E. Harris, Trustee                     Warren Y. Jobe, Trustee

/s/ Charles D. Winslow
----------------------------------
Charles D. Winslow, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that the undersigned as trustee of the STI Classic Funds and the STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and that singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 17th day of May, 2005.

/s/ Connie McDaniel
-------------------------
Connie McDaniel, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS, that David L. Hughes as Treasurer and Chief Financial Officer and R. Jeffrey Young as President and Chief Executive Officer of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 17th day of May, 2005.

/s/ David L. Hughes                                  /s/ R. Jeffrey Young
--------------------------------------               -------------------------
David L. Hughes                                      R. Jeffrey Young
Treasurer and Chief Financial Officer                Chief Executive Officer

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                                 EXHIBIT
------------   --------------------------------------------------------
EX-99.D.6.     Revised Schedule A to the Investment Advisory Agreement

EX-99. H.10.   Securities Lending Management Agreement

EX-99.M.5.     Amended Schedule A to the Distribution Plan for A Shares

EX-99.N.2.     Form of 18f-3 Multiple Class Plan

EX-99.P.1.     STI Classic Funds Code of Ethics

EX-99.P.2.     BISYS Fund Services Code of Ethics